UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07418

Legg Mason Global Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code:

Funds Investor Services at 1-800-822-5544

or

Institutional Shareholder Services at 1-888-425-6432.

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2009

Item 1.	Report to Shareholders.

Legg Mason

Global Trust, Inc.

Investment Commentary and

Semi-Annual Report to Shareholders June 30, 2009

Emerging Markets Trust

International Equity Trust

Contents

Fund name changes

During the fourth quarter of 2009, it is expected that Legg Mason Emerging Markets Trust and Legg Mason International Equity Trust will change their names to Legg Mason Batterymarch Emerging Markets Trust and Legg Mason Batterymarch International Equity Trust, respectively. There will be no change in the Funds’ investment objectives or investment policies as a result of the name change.

ii	Investment Commentary

Legg Mason Emerging Markets Trust

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

		Average Annual Total Returns
	Six Months	One Year	Five Years	Ten Years	Since Inception
Without Sales Charges
Class A	N/A	N/A	N/A	N/A	+40.86%
Class C*	+29.80%	–38.46%	+13.67%	+9.69%	+7.68%
Financial Intermediary Class	+30.27%	–37.98%	N/A	N/A	–17.20%
Institutional Class	+30.46%	–37.83%	N/A	N/A	+10.05%
Institutional Select Class	+30.46%	N/A	N/A	N/A	–28.92%
MSCI Emerging Markets Index (Net)A	+36.01%	–28.07%	+14.72%	+8.70%	+5.88%
Lipper Emerging Markets Funds Category AverageB	+34.18%	–30.87%	+12.40%	+8.90%	+5.62%
With Sales Charges
Class A	N/A	N/A	N/A	N/A	+32.77%
Class C*	+28.80%	–39.07%	+13.67%	+9.69%	+7.68%
Financial Intermediary Class	+30.27%	–37.98%	N/A	N/A	–17.20%
Institutional Class	+30.46%	–37.83%	N/A	N/A	+10.05%
Institutional Select Class	+30.46%	N/A	N/A	N/A	–28.92%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of dividends and capital gain distributions. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Shares redeemed within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that Class A and the Institutional Select Class have been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

For performance data including the effects of sales charges, Class A shares reflect the deduction of a maximum initial sales charge of 5.75%, and Class C shares reflect the deduction of a contingent deferred sales charge of 1.00%, which applies if shares are redeemed within one year of purchase.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary	iii

The inception dates of the A, C, Financial Intermediary, Institutional and Institutional Select Classes are February 3, 2009, May 28, 1996, June 29, 2007, June 23, 2005 and August 29, 2008, respectively. The Index inception return is the gross return for the period beginning May 31, 1996. The Lipper inception return is for the period beginning May 31, 1996. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the A, C, Financial Intermediary, Institutional and Institutional Select Classes were 1.57%, 2.32%, 1.79%, 1.30% and 1.29%, respectively, as indicated in the Fund’s most current prospectus dated May 1, 2009. These expenses include management fees, 12b-1 distribution and service fees and other expenses. As a result of expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.50% for Financial Intermediary Class shares, 1.25% for Institutional Class shares and 1.25% for Institutional Select Class shares. These expense limitations may be reduced or terminated at any time.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

* Prior to February 1, 2009, Class C was known as the Primary Class. In addition, on February 1, 2009, the class began to charge a contingent deferred sales charge of 1.00% for shares purchased by investors on and after that date and redeemed within one year of purchase.

Performance

For the six months ended June 30, 2009, Class C shares of Legg Mason Emerging Markets Trust, excluding sales charges, returned 29.80%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index (Net) (the “Index”), returned 36.01% for the same period. The Lipper Emerging Markets Funds Category Average returned 34.18% over the same time frame.

Stock selection detracted from relative performance for the period across regions. For the early part of the period, our fundamentals-based process positioned the portfolio in relatively defensive stocks, which underperformed more cyclical names, particularly in March. Results from our stock selection model were mixed, partly due to the sharp rotation in early March. Stock selection was weakest in China, India and South Africa. Selection in Russia and Mexico was an area of stock selection strength. The Fund’s country allocations added value, most notably underweights in Eastern Europe (one of the worst performing regions in the Index) and Malaysia and an overweight in Brazil (the best performing in the Index).

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

iv	Investment Commentary

The Fund was well diversified across markets and industry groups. As of the end of the period, our country positioning continued to reflect our preference for companies whose earnings benefit from domestic economies supported by strong fundamentals. The largest overweights were Brazil and Turkey, while the largest underweights were Malaysia and Taiwan.

Market Commentary

The first quarter of 2009 marked the first quarter ever in which emerging markets had positive returns while the developed markets declined. All gains in the first quarter were made in March, in a reversal from the first two months. The rally continued through the first two months of the second quarter, with double-digit returns in April and May and record returns for a single quarter. Risk appetite reappeared, and fund flows into emerging markets once again became significantly positive, at first into exchange-traded funds (“ETFs”), then to actively-managed funds. Volatility, though now more directionally positive, continued to impact markets, regions and sectors. During the rally through early June, Russia, India and Indonesia were the market bellwethers. While equities cooled considerably in June, the Index returned 70.3% from its low on October 27, 2008 to the end of the second quarter.

Commodity prices were a significant driver of returns for emerging markets, especially in the second quarter, in Russia, South Africa, Brazil and the Middle East. Prices continued to be dictated by macro and individual commodity fundamentals as well as by investor activity and emerging market governments’ – particularly China’s – strategic reserve policies. Cyclical issues generally continued to outperform defensives as the markets looked through the current environment to future growth.

Latin American equities outperformed the other emerging market regions in the Index for the reporting period, up about 45%. In Brazil, where policy makers enjoy unprecedented flexibility, equities rallied an average 58.6%.

Across Asia, all Index countries rose more than 24% and the regional index increased 36.0% for the six-month period. Performance leaders included India, up 57.4%, benefiting from a one-day return of 25% following market-favored results in the national election, where reform-minded Prime Minister Singh and his Congress Party consolidated power. Indonesia and Thailand also outperformed, up 56.7% and 46.2% respectively.

The Europe, Middle East and Africa region (“EMEA”) underperformed while still returning 27.7%, benefiting from Russian and Turkish outperformance. Eastern Europe was the laggard in the Index, and the only region with a single-digit return.

The emerging market equities’ valuation discount compared to developed market equities has substantially closed. However, emerging markets offer strong earnings growth. Earnings estimate revisions have bottomed across emerging markets; they have already turned positive in many of the large Asian markets and remain meaningfully

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary	v

negative only in the most commodity-intensive markets, such as Russia. The backdrop of attractively valued currencies, strong foreign reserve positions and strong domestic consumption in many emerging market countries continues to provide a supportive environment for corporate earnings.

Looking ahead, the combination of compelling valuations, superior growth prospects and solid balance sheets at the sovereign, corporate and household levels, leads us to remain confident in the capacity of emerging markets to outperform in the long term. We continue to find attractive investment opportunities, though current volatility increases the importance of careful monitoring of portfolio risk exposures as prescribed by our investment process.

Our Approach

Our strategy is a unique synthesis of quantitative and fundamental investment disciplines. Our bottom-up strategy incorporates rigorous stock selection, effective risk control and cost-efficient trading. Using a proprietary stock selection model, we objectively rank the relative attractiveness of liquid stocks across five dimensions traditionally followed by fundamental investors: value, cash flow, earnings growth, expectations and technical. Each dimension is supported by a library of factors – specific measures we have found to be predictive of excess return. Stocks are ranked daily across each dimension, using only those factors that have demonstrated efficacy within specific peer groups. In cases where additional pertinent information is available, we apply fundamental opinions that are equal weighted with the quantitative rankings. The result is a comprehensive relative ranking of all investable stocks, which we use to dynamically construct and trade the portfolio.

Although the historical valuation discount of emerging markets to developed market equities has substantially diminished, valuations are becoming increasingly compelling, and we believe emerging markets still offer superior earnings growth, stronger upward estimate revisions and better profitability than their developed markets peers.

Batterymarch Financial Management, Inc.

July 15, 2009

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

vi	Investment Commentary

Investment Risks: There are special considerations associated with investing in emerging markets, including risks related to currency fluctuations and adverse social and political developments. Furthermore, the securities markets of emerging markets countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Please see the Fund’s prospectus for more information on these and other risks.

The views expressed in this commentary reflect those of the investment adviser as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions, and the portfolio managers, Legg Mason Global Trust, Inc. and Legg Mason Investor Services, LLC disclaim any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. Because investment decisions for the Legg Mason Funds are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of any Legg Mason Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the portfolio managers, Legg Mason Global Trust, Inc. or Legg Mason Investor Services, LLC as to its accuracy or completeness. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Please note that an investor cannot invest directly in an index.

A

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index is calculated assuming the minimum possible dividend reinvestment.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Emerging Markets Funds Category Average is comprised of the Fund’s peer group of mutual funds.

N/A — Not applicable

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary	vii

Legg Mason International Equity Trust

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

		Average Annual Total Returns
	Six Months	One Year	Five Years	Ten Years	Since Inception
Without Sales Charges
Class A	N/A	N/A	N/A	N/A	+11.52%
Class C*	+0.79%	–38.62%	+0.85%	+0.22%	+2.56%
Class R	+0.96%	–38.46%	N/A	N/A	–18.76%
Financial Intermediary Class	+1.05%	–38.23%	+1.56%	N/A	+6.15%
Institutional Class	+1.34%	–38.00%	+1.91%	+1.23%	+0.42%
Institutional Select Class	+1.24%	N/A	N/A	N/A	–32.99%
MSCI EAFE IndexA	+7.95%	–31.35%	+2.31%	+1.18%	+4.01%
Lipper International Multi-Cap Core Funds Category AverageB	+9.23%	–31.40%	+2.52%	+2.93%	+5.63%
With Sales Charges
Class A	N/A	N/A	N/A	N/A	+5.12%
Class C*	–0.21%	–39.22%	+0.85%	+0.22%	+2.56%
Class R	+0.96%	–38.46%	N/A	N/A	–18.76%
Financial Intermediary Class	+1.05%	–38.23%	+1.56%	N/A	+6.15%
Institutional Class	+1.34%	–38.00%	+1.91%	+1.23%	+0.42%
Institutional Select Class	+1.24%	N/A	N/A	N/A	–32.99%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of dividends and capital gain distributions. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Shares redeemed within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that Class A has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

viii	Investment Commentary

For performance data including the effects of sales charges, Class A shares reflect the deduction of a maximum initial sales charge of 5.75%, and Class C shares reflect the deduction of a contingent deferred sales charge of 1.00%, which applies if shares are redeemed within one year of purchase.

The inception dates of the A, C, R, Financial Intermediary, Institutional and Institutional Select Classes are February 3, 2009, February 17, 1995, December 28, 2006, May 16, 2003, May 5, 1998 and August 4, 2008, respectively. The Index inception return is for the period beginning February 28, 1995. The Lipper inception return is for the period beginning February 28, 1995. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the A, C, R, Financial Intermediary, Institutional and Institutional Select Classes were 1.17%, 1.92%, 1.71%, 1.22%, 0.86% and 0.85%, respectively, as indicated in the Fund’s most current prospectus dated May 1, 2009. These expenses include management fees, 12b-1 distribution and service fees and other expenses. As a result of expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.35% for Class A shares, 2.10% for Class C shares, 1.60% for Class R shares, 1.35% for Financial Intermediary Class shares, 1.10% for Institutional Class shares and 1.10% for Institutional Select Class shares. These expense limitations may be reduced or terminated at any time.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

* Prior to February 1, 2009, Class C was known as the Primary Class. In addition, on February 1, 2009, the class began to charge a contingent deferred sales charge of 1.00% for shares purchased by investors on and after that date and redeemed within one year of purchase.

Performance

For the six months ended June 30, 2009, Class C shares of Legg Mason International Equity Trust, excluding sales charges, returned 0.79%. The Fund’s unmanaged benchmark, the MSCI EAFE Index (the “Index”), returned 7.95% for the same period. The Lipper International Multi-Cap Core Funds Category Average returned 9.23% over the same time frame.

The reporting period was characterized by two notably different market environments, marked by a significant reversal in March. Many stocks with stronger fundamentals performed well for the first two months of the year but underperformed thereafter with no real change in fundamentals. During this post-March 6th rally, lower-quality names with high debt levels and poor prior performance rebounded

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary	ix

sharply, often outperforming more fundamentally sound stocks by huge margins. This kind of non-fundamentally based performance and shift in market sentiment is difficult for our multi-dimensional stock model to capture. Stock selection detracted from relative performance for the period, most notably in the Consumer Discretionary sector of all the major regions. Stock selection in Japan was the most difficult overall.

Region and sector allocation contributed to relative performance in that we benefited from an underweight to Japan, which was the worst performing major region, and an overweight to continental Europe. A small position in emerging markets also contributed; the MSCI Emerging Markets IndexC had a return of over 36% for the period.

Market Environment

All Index regions posted positive returns for the six-month period thanks to a post-March 6th bounce erasing negative returns for the first two months of the year. From March 10th through the equity market peak on June 12th, the Index gained 50.33%. The reversal that characterized the beginning of the rally during the first quarter continued through much of the second quarter as the stocks that suffered most during the 2008 market decline were often the most rewarded. Across markets, investor uncertainty returned during the latter part of June, and equity performance was largely flat for the last few weeks of the quarter.

For the period, Asia ex-Japan and the resource-based markets were the strongest performers. From a sectoral perspective, Materials significantly outperformed the Index overall.

The UK market outperformed the other major markets for the period as the local and global banking crises subsided from headlines, and signs of growth became evident. Most sectors in the market, which is dominated by large global businesses benefiting from the rebound, outperformed the Index.

While still lagging rate cuts in the UK and U.S., the European Central Bank cut rates in March to 1.5%, its lowest level ever. Eurozone officials have been less aggressive than other governments in addressing the economic crisis, favoring regulatory controls over stimulus packages. While valuations remain attractive, the region is seeing weakening economic growth, while wage pressures and corporate downgrades are expected. In addition, recent euro currency strength could affect exporters.

Japan lagged the other major regions for the period, although the market benefited from the emphasis on cyclical industries as investors looked toward recovery in 2010. The market continues to be significantly impacted by currency moves. In the second quarter, Japan outperformed the other large markets in local currency terms, but underperformed the UK and Europe in U.S. dollar terms.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

x	Investment Commentary

While there are some signs that the global recession is abating, the economic news is not uniformly positive. Investors continue to have strong disagreements over the future direction of equity markets, and this uncertainty is likely to persist as economies struggle to regain their footing. While market volatility has come down from its peaks, it is still above historic norms.

Our Process

Our quantitative process models the time-tested investment disciplines of experienced fundamental investors. The goal of our bottom-up strategy is to incorporate rigorous stock selection, effective risk control and cost-efficient trading. Using a proprietary stock selection model, we objectively rank the relative attractiveness of stocks across five dimensions traditionally followed by fundamental investors: cash flow, earnings growth, expectations, value and technical. Each dimension is supported by a library of factors — specific measures we have found to have been historically predictive of excess return. Stocks are ranked daily across each dimension, using only those factors that have demonstrated efficacy within specific peer groups. The result is a comprehensive relative ranking of all investable stocks, which we use to dynamically construct and trade the portfolio.

Region and sector allocation are determined through the combination of sector scoring and portfolio construction rules. As a result, the Fund is well diversified across regions and sectors. The three largest regions are continental Europe, the UK and Japan. At the end of the period, the Fund was most overweighted in Health Care and Financials and most underweighted in Materials and Consumer Staples. The Fund was underweighted in Japan and slightly overweighted in the UK, with modest exposure to emerging markets.

As of June 30, 2009, the Fund’s portfolio, oriented toward fundamental measures of both value and growth, was attractively valued with a comparable forward price-to-earnings (“P/E”) ratioD (11.8x compared with 12.4x for the Index) and with a comparable two-year growth rate.

Batterymarch Financial Management, Inc.

July 15, 2009

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary	xi

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager’s current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of June 30, 2009 were: Financials (26.3%), Industrials (10.4%), Health Care (10.2%), Energy (9.2%) and Consumer Staples (8.9%). The Fund’s portfolio composition is subject to change at any time.

Investment Risks: International investments are subject to currency fluctuations, social, economic and political risks. These risks are magnified in emerging markets. All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Please see the Fund’s prospectus for more information on these and other risks.

The views expressed in this commentary reflect those of the investment adviser as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions, and the portfolio managers, Legg Mason Global Trust, Inc. and Legg Mason Investor Services, LLC disclaim any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. Because investment decisions for the Legg Mason Funds are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of any Legg Mason Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the portfolio managers, Legg Mason Global Trust, Inc. or Legg Mason Investor Services, LLC as to its accuracy or completeness. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Please note that an investor cannot invest directly in an index.

A	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper International Multi-Cap Core Funds Category Average is comprised of the Fund’s peer group of mutual funds.

C	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

D	The price-to-earnings (“P/E”) ratio is a stock’s price divided by its earnings per share.

N/A — Not applicable

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Semi-Annual Report to Shareholders

Legg Mason

Global Trust, Inc.

June 30, 2009

Semi-Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with Legg Mason Global Trust, Inc.’s semi-annual report for Emerging Markets Trust and International Equity Trust for the six months ended June 30, 2009.

Total returns, excluding sales charges, for periods ended June 30, 2009 were:

	Total Returns
	6 Months	12 Months
Emerging Markets Trust:
Class C*	+29.80%	–38.46%
Financial Intermediary Class	+30.27%	–37.98%
Institutional Class	+30.46%	–37.83%
Institutional Select Class	+30.46%	N/A
International Equity Trust:
Class C*	+0.79%	–38.62%
Class R	+0.96%	–38.46%
Financial Intermediary Class	+1.05%	–38.23%
Institutional Class	+1.34%	–38.00%
Institutional Select Class	+1.24%	N/A

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Shares redeemed within sixty days of purchase will be subject to a 2% redemption fee. Performance does not reflect the redemption fee, which would reduce the performance shown. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance of Class A shares of Emerging Markets Trust is not shown because this share class commenced operations on February 3, 2009.

Performance of Class A shares of International Equity Trust is not shown because this share class commenced operations on February 3, 2009.

* Prior to February 1, 2009, Class C was known as the Primary Class. In addition, on February 1, 2009, the class began to charge a contingent deferred sales charge of 1.00% for shares purchased by investors on and after that date and redeemed within one year of purchase.

2	Semi-Annual Report to Shareholders

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid – sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,
•	Market insights and commentaries from our portfolio managers, and
•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about each Fund’s performance over longer periods of time is shown in the respective Performance Information sections within this report. For more information about the Funds’ share classes included in this report, please contact your financial advisor.

Many Class A and Class C shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

On behalf of the Board and the entire team at Legg Mason, we appreciate your support.

Sincerely,
Mark R. Fetting Chairman	David R. Odenath President

July 31, 2009

Semi-Annual Report to Shareholders	3

Expense Example (Unaudited)

Emerging Markets Trust

As a shareholder of the Fund, you may incur two types of costs (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

For Class CA, Financial Intermediary Class, Institutional Class and Institutional Select Class shares, the actual and hypothetical examples and for Class A shares, the hypothetical example are based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. For Class A shares, the actual example is based on an investment of $1,000 invested on February 3, 2009 (commencement of operations) and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the following table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the following table provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009 for each class, even though Class A shares did not begin operations until February 3, 2009. The ending values assume dividends were reinvested at the time they were paid.

A	On February 1, 2009 Primary Class shares were renamed Class C shares.

4	Semi-Annual Report to Shareholders

Expense Example (Unaudited) — Continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).

Therefore the second line for each class of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (See footnotes below)		Ending Account Value 6/30/09	Expenses Paid During the Period (See footnotes below)
Class A:
Actual	$1,000.00	A	$1,408.60	$7.23	B
Hypothetical (5% return before expenses)	1,000.00	C	1,017.00	7.45	D
Class CE:
Actual	$1,000.00	C	$1,298.00	$12.82	D
Hypothetical (5% return before expenses)	1,000.00	C	1,013.64	11.23	D
Financial Intermediary Class:
Actual	$1,000.00	C	$1,302.70	$8.56	D
Hypothetical (5% return before expenses)	1,000.00	C	1,017.36	7.50	D
Institutional Class:
Actual	$1,000.00	C	$1,304.60	$7.14	D
Hypothetical (5% return before expenses)	1,000.00	C	1,018.60	6.26	D
Institutional Select Class:
Actual	$1,000.00	C	$1,304.60	$7.14	D
Hypothetical (5% return before expenses)	1,000.00	C	1,018.60	6.26	D

A	Beginning account value is as of February 3, 2009 (commencement of operations).

B

This calculation is based on expenses incurred from February 3, 2009 (commencement of operations) to June 30, 2009. The dollar amount shown as “Expenses paid” is equal to the annualized expense ratio of 1.49% for Class A shares, multiplied by the average values over the period, multiplied by the number of days in the fiscal period (147) and divided by 365.

C	Beginning account value is as of January 1, 2009.

D

These calculations are based on expenses incurred in the most recent fiscal half-year, unless otherwise noted. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.49%, 2.25%, 1.50%, 1.25% and 1.25% for Class A, Class C, Financial Intermediary Class, Institutional Class and Institutional Select Class shares, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365.

E	On February 1, 2009 Primary Class shares were renamed Class C shares.

Semi-Annual Report to Shareholders	5

Performance Information

Fund Performance (Unaudited)

Average Annual Total ReturnsA
	Without Sales ChargesB
	Class A		Class CC		Financial Intermediary Class		Institutional Class		Institutional Select Class
Six Months Ended 6/30/09	N/A		29.80	%D	30.27	%D	30.46	%D	30.46	%D
Twelve Months Ended 6/30/09	N/A		–38.46		–37.98		–37.83		N/A
Five Years Ended 6/30/09	N/A		13.67		N/A		N/A		N/A
Ten Years Ended 6/30/09	N/A		9.69		N/A		N/A		N/A
Inception* through 6/30/09	40.86	%D	7.68		–17.20		10.05		–28.92

	With Sales ChargesE
	Class A		Class CC		Financial Intermediary Class		Institutional Class		Institutional Select Class
Six Months Ended 6/30/09	N/A		28.80	%D	30.27	%D	30.46	%D	30.46	%D
Twelve Months Ended 6/30/09	N/A		–39.07		–37.98		–37.83		N/A
Five Years Ended 6/30/09	N/A		13.67		N/A		N/A		N/A
Ten Years Ended 6/30/09	N/A		9.69		N/A		N/A		N/A
Inception* through 6/30/09	32.77	%D	7.68		–17.20		10.05		–28.92

Cumulative Total ReturnsA
Without Sales ChargesB
Class A (Inception date of 2/3/09 through 6/30/09)	40.86%
Class CC (6/30/99 through 6/30/09)	152.20
Financial Intermediary Class (Inception date of 6/29/07 through 6/30/09)	–31.48
Institutional Class (Inception date of 6/23/05 through 6/30/09)	46.94
Institutional Select Class (Inception date of 8/29/08 through 6/30/09)	–28.92

A

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

B

Assumes the reinvestment of all distributions, including return of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. On February 1, 2009, Class C shares began to charge a CDSC for shares bought by investors in and after that date and redeemed within one year of purchase.

C	On February 1, 2009, Primary Class shares were renamed Class C shares.

D	Not annualized.

E

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, Class C, Financial Intermediary Class, Institutional Class and Institutional Select Class shares are February 3, 2009, May 28, 1996, June 29, 2007, June 23, 2005 and August 29, 2008, respectively.

6	Semi-Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Emerging Markets Trust

The graphs on the following pages compare the Fund’s total return to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Class CA shares and an initial $1,000,000 investment in each of the Financial Intermediary Class, Institutional Class and Institutional Select Class shares of the Fund for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses. Due to the limited operating history of Class A, a performance graph is not presented.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

Semi-Annual Report to Shareholders	7

Growth of a $10,000 Investment — Class CA Shares

Hypothetical illustration of $10,000 invested in Class C shares on June 30, 1999, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

8	Semi-Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class Shares

Hypothetical illustration of $1,000,000 invested in Financial Intermediary Class shares on June 29, 2007 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders	9

Growth of a $1,000,000 Investment — Institutional Class Shares

Hypothetical illustration of $1,000,000 invested in Institutional Class shares on June 23, 2005 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10	Semi-Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $1,000,000 Investment — Institutional Select Class Shares

Hypothetical illustration of $1,000,000 invested in Institutional Select Class shares on August 29, 2008 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders	11

Industry Diversification

Emerging Markets Trust

June 30, 2009 (Unaudited)

Financials	23.3%
Energy	14.9
Materials	14.3
Information Technology	12.5
Telecommunication Services	9.5
Consumer Discretionary	9.4
Industrials	8.3
Consumer Staples	3.1
Health Care	2.8
Utilities	1.2
Warrants	0.7

100.0%

12	Semi-Annual Report to Shareholders

Portfolio of Investments

Emerging Markets Trust

June 30, 2009 (Unaudited)

	Shares		Value

Common Stocks and Equity Interests — 92.7%

Bermuda — 0.1%
Ports Design Ltd.	185,500		$428,960	A

Brazil — 15.0%
Banco Bradesco SA – ADR	360,400		5,323,108
Banco Panamericano SA	225,200		527,763
BM&F BOVESPA SA	234,200		1,405,546
Brascan Residential Properties SA	141,300		307,385
Camargo Correa Desenvolvimento Imobiliario SA	120,600		236,549
Centrais Eletricas Brasileiras SA	77,900		1,137,038
Cia Brasileira de Meios de Pagamento SA	123,900		1,063,614	B
Comanhia de Transmissao de Energia Eletrica Paulista	158	rts	121	B
Companhia de Saneamento Basico Do Estado de Sao Paulo – ADR	12,200		365,878
Companhia Paranaense de Energia-Copel – ADR	39,200		553,896
Gafisa SA – ADR	65,000		1,072,500
Gerdau SA – ADR	144,900		1,517,103
Itau Unibanco Banco Multiplo SA – ADR	444,080		7,029,786
Localiza Rent a Car SA	323,800		1,996,067
Metalfrio Solutions SA	247,900		457,191	B,C
NET Servicos de Comunicacao SA	35,500		345,770	B
PDG Realty SA Empreendimentos e Participacoes	28,400		308,040
Petroleo Brasileiro SA – ADR	529,300		17,657,448
Petroleo Brasileiro SA – ADR	94,500		3,872,610
Sul America SA	54,100		854,697
Suzano Papel e Celulose SA	379,600		2,931,827	B
Tele Norte Leste Participacoes SA	50,800		957,587
Tim Participacoes SA – ADR	67,500		1,176,525
Usinas Siderurgicas de Minas Gerais SA	66,375		1,401,658
Vale SA – ADR	65,100		1,147,713
Vale SA – ADR	771,800		11,847,130
Vivo Participacoes SA – ADR	120,100		2,274,694
Votorantim Celulose e Papel SA – ADR	84,400		903,924	B

			68,673,168

Semi-Annual Report to Shareholders	13

	Shares	Value

Cayman Islands — 2.5%
China High Speed Transmission Equipment Group Co. Ltd.	912,200	$1,822,368	A
Gely Automobile Holdings Ltd.	11,400,000	2,079,326	A
Golden Eagle Retail Group Ltd.	904,000	1,048,412	A
Shui On Land Ltd.	1,465,200	998,216	A
Soho China Ltd.	1,144,400	696,885	A
Tencent Holdings Ltd.	431,800	5,008,056	A

		11,653,263

Chile — 1.3%
Banco Santander Chile – ADR	26,400	1,232,616
Compania Cervecerias Unidas SA – ADR	53,300	1,865,500
Empresa Nacional de Electricidad SA	20,100	1,000,779
Enersis SA	94,200	1,739,874

		5,838,769

China — 12.3%
Air China Ltd.	2,104,000	1,026,935	A,B
Anhui Expressway Co. Ltd.	866,000	489,575	A
Bank of China Ltd.	12,746,000	6,039,434	A
Beijing Capital Land Limited	162,000	70,557
Chaoda Modern Agriculture Ltd.	3,251,596	1,926,573	A
China Bluechemical Ltd.	622,000	328,421	A
China Construction Bank Corp.	7,726,100	5,963,170	A
China Life Insurance Co. Ltd.	1,368,000	5,086,515	A
China Merchants Bank Co. Ltd.	153,100	348,056	A
China Mobile Ltd.	779,500	7,816,275	A
China National Building Material Co. Ltd.	1,106,000	2,136,027	A
China Overseas Land and Investment Ltd.	690,960	1,589,113	A
China Petroleum and Chemical Corp. (Sinopec)	1,188,000	903,747	A
China Railway Construction Corp.	734,000	1,126,618	A,B
China Railway Group Ltd.	208,000	166,621	A,B
China Southern Airlines Co. Ltd.	7,220,000	1,982,852	A,B
China Telecom Corp. Ltd.	978,000	483,558	A
China Vanke Co. Ltd.	664,200	958,423	A
China Yurun Food Group Ltd.	1,583,000	2,383,432	A

14	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares	Value

China — Continued
Chongqing Iron and Steel Co., Ltd.	1,198,000	$457,569	A
Dongfeng Motor Group Co. Ltd.	2,394,000	2,025,514	A
Guangzhou R&F Properties Co. Ltd.	198,800	454,937
Industrial and Commercial Bank of China – Class H	7,680,800	5,343,925	A
Jiangxi Copper Co. Ltd.	310,000	504,431	A
Maanshan Iron & Steel Co. Ltd.	1,288,000	806,653	A,B
Nine Dragons Paper Holdings Ltd.	813,000	536,107	A
PetroChina Co. Ltd.	2,498,000	2,755,789	A
Weichai Power Co. Ltd.	520,000	1,752,270	A
Zhejiang Expressway Co. Ltd.	496,000	389,878	A
Zhuzhou CSR Times Electric Co. Ltd.	288,000	405,272	A

		56,258,247

Egypt — 1.0%
Commercial International Bank	138,156	1,211,508	A
El Ezz Steel Rebars SAE	745,200	1,602,982	A
Orascom Construction Industries – GDR	47,800	1,562,455	A

		4,376,945

Hong Kong — 1.8%
CNOOC Ltd.	1,919,000	2,362,906	A
Denway Motors Ltd.	8,740,000	3,466,971	A
Hopson Development Holdings Ltd.	664,000	1,019,419	A
Sino-Ocean Land Holdings Ltd.	456,500	523,200	A
Sinotruk Hong Kong Ltd.	1,026,500	985,297	A

		8,357,793

India — 6.5%
Bajaj Auto Ltd.	18,640	143,321	A,B
Bank of India	85,900	633,182	A
BEML Ltd.	28,300	636,612	A
HDFC Bank Ltd.	61,700	1,921,819	A
Hero Honda Motors Ltd.	46,980	1,367,693	A
Housing Development Finance Corp.	5,000	245,281	A,B
ICICI Bank Ltd.	19,400	292,945	A
ICICI Bank Ltd. – ADR	50,400	1,486,800

Semi-Annual Report to Shareholders	15

	Shares	Value

India — Continued
India Infoline Ltd.	355,500	$910,116	A
Indiabulls Financial Services Ltd.	386,292	1,595,389	A
Indian Hotels Co. Ltd.	161,600	220,881	A,B
Infosys Technologies Ltd.	47,800	1,769,482	A
Infrastructure Development Finance Co. Ltd.	392,930	1,114,108	A
IVRCL Infrastructures and Projects Ltd.	174,000	1,243,741	A
Kotak Mahindra Bank Ltd.	111,117	1,465,599	A
Mahindra and Mahindra Ltd.	202,800	2,934,524	A
Maruti Udyog Ltd.	37,787	845,993	A
Opto Circuits India Ltd.	243,015	820,702	A
Oriental Bank Of Commerce	152,900	581,525	A
Reliance Capital Ltd.	98,300	1,851,061	A
Reliance Industries Ltd.	107,425	4,542,401	A,B
State Bank of India	37,942	1,381,869	A
TVS Motor Co., Ltd.	546,200	511,787	A
Voltas Ltd.	420,813	1,090,698	A,B

		29,607,529

Indonesia — 2.3%
PT Astra Agro Lestari Tbk	615,000	1,010,324	A
PT Astra International Tbk	1,792,000	4,170,281	A
PT Bank Mandiri	1,582,000	487,781	A
PT Bank Rakyat Indonesia	2,559,000	1,572,303	A
PT Bumi Resources Tbk	4,579,000	829,599	A
PT Indocement Tunggal Prakarsa Tbk	343,500	260,061	A
PT Telekomunikasi Indonesia	421,000	311,828	A
PT United Tractors Tbk	1,748,000	1,695,369	A

		10,337,546

Israel — 2.2%
Israel Chemicals Ltd.	198,100	1,947,283	A
Teva Pharmaceutical Industries Ltd. – ADR	164,800	8,131,232

		10,078,515

Malaysia — 0.4%
Genting Berhad	141,900	227,127	A
IOI Corp. Berhad	463,300	621,238	A

16	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares	Value

Malaysia — Continued
Malayan Banking Berhad	285,100	$476,641	A
Sime Darby Berhad	302,000	595,445	A

		1,920,451

Mexico — 5.4%
Alsea SA de CV	1,431,022	811,020	B
America Movil SA de CV	2,231,093	4,319,090
America Movil SA de CV – ADR	155,600	6,024,832
Cemex SA de CV – ADR	309,724	2,892,822	B
Coca-Cola Femsa SA de CV – ADR	31,000	1,243,720
Corporacion GEO SA de CV	937,900	1,807,829	B
Fomento Economico Mexicano SA de CV – ADR	40,600	1,308,944
Grupo Mexico SAB de CV	1,400,452	1,527,968
Grupo Televisa SA – ADR	178,600	3,036,200
Mexichem SA de CV	1,182,600	1,508,015

		24,480,440

Pakistan — 0.4%
Fauji Fertilizer Co. Ltd.	1,609,242	1,719,426	A

Philippines — 0.2%
Philippine Long Distance Telephone Co.	19,800	985,089	A

Qatar — 0.2%
Qatar National Bank	32,400	1,063,782	A

Russia — 7.2%
Cherepovets MK Severstal, GDR	363,200	1,968,544
Gazprom	349,200	1,820,354	A
Gazprom – ADR	421,600	8,590,938	A
LUKOIL – ADR	156,400	6,939,468
Mechel – ADR	86,000	718,100
Mobile Telesystems OJSC – ADR	119,600	4,416,828
NovaTek OAO – GDR	66,600	3,176,820	D
Rosneft Oil Co. – GDR	256,000	1,395,200	B
Vimpel-Communications – ADR	325,100	3,826,427	B

		32,852,679

Semi-Annual Report to Shareholders	17

	Shares	Value

South Africa — 7.1%
ABSA Group Ltd.	134,600	$1,912,742	A
ArcelorMittal South Africa Ltd.	101,256	1,249,764	A
Aspen Pharmacare Holding Ltd.	470,029	3,320,652	A,B
Barloworld Ltd.	45,700	229,051	A
Bidvest Group Ltd.	37,700	470,474	A
Discovery Holdings Ltd.	301,500	1,006,524	A
Foschini Ltd.	77,300	501,726	A
Gold Fields Ltd.	285,200	3,424,304	A
Gold Fields Ltd. – ADR	93,100	1,121,855
Impala Platinum Holdings Ltd.	110,200	2,427,622	A
JD Group Ltd	98,900	517,085	A
Mr. Price Group Ltd.	362,800	1,314,905	A
MTN Group Ltd.	302,066	4,616,617	A
Pretoria Portland Cement Co. Ltd.	292,600	1,096,670	A
Sasol Ltd.	163,300	5,707,975	A
Shoprite Holdings Ltd.	198,100	1,408,106	A
Standard Bank Group Ltd.	191,700	2,196,802	A

		32,522,874

South Korea — 13.4%
CJ Home Shopping	7,300	360,775	A
Daelim Industrial Co. Ltd.	8,900	428,807	A
Dongbu Insurance Co. Ltd.	79,600	1,626,178	A
Hyundai Marine and Fire Insurance Co. Ltd.	85,720	1,063,174	A
Hyundai Mobis	59,900	5,222,363	A
Hyundai Securities Co. Ltd.	191,600	2,084,114	A
Industrial Bank of Korea	54,400	475,677	B
KB Financial Group Inc. – ADR	40,800	1,359,048	B
Korea Zinc Co. Ltd.	21,870	2,363,608	A
Korean Reinsurance Co.	103,400	955,215	A
LG Chem Ltd.	16,916	1,844,631	A
LG Corp.	89,240	4,244,432	A
LG Dacom Corp.	115,700	1,598,012	A
LG Display Co. Ltd. – ADR	47,700	595,773
LG Electronics Inc.	32,912	3,006,862	A
LG Hausys Ltd.	1	34	A,B
LG.Philips LCD Co. Ltd.	116,400	2,903,971	A

18	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares	Value

South Korea — Continued
LIG Non-Life Insurance Co. Ltd.	68,500	$962,221	A
NCsoft Corp.	9,950	1,425,639	A
Nong Shim Co. Ltd.	4,800	862,897	A
Poongsan Corp	48,240	762,635	A,B
POSCO	8,670	2,871,354	A
Samsung Electronics Co. Ltd.	23,515	10,890,336	A
Samsung Engineering Co. Ltd.	37,079	2,453,157	A
Samsung Heavy Industries Co. Ltd.	109,700	2,486,793	A
SK Energy Co. Ltd.	36,600	2,923,741	A
SK Holdings Co. Ltd.	13,670	1,139,404	A
SK Telecom Co., Ltd.	14,860	2,028,780	A
TK Corp.	21,400	528,703	A,B
Woongjin Coway Co. Ltd.	37,250	903,891	A
Woongjin Thinkbig Co. Ltd.	32,200	576,331	A

		60,948,556

Taiwan — 9.5%
Asustek Computer Inc.	428,000	553,102	A
Catcher Technology Co. Ltd.	368,000	873,077	A
Cathay Financial Holding Co., Ltd.	1,015,000	1,491,147	A
China Life Insurance Co. Ltd	2,373,350	1,114,407	A,B
Chinatrust Financial Holding Co. Ltd.	1,485,000	889,655	A
Chunghwa Telecom Co. Ltd.	298,048	594,349	A
Chunghwa Telecom Co. Ltd. – ADR	18,752	371,855
Compal Electronics Inc.	2,342,000	1,893,056	A
Formosa Plastics Corp.	684,000	1,216,257	A
High Tech Computer Corp.	129,900	1,826,577	A
Hon Hai Precision Industry Co. Ltd.	1,366,641	4,206,773	A
King Yuan Electronics Co. Ltd.	1,106,000	345,619	A
Lite-On Technology Corp.	507,000	438,276	A
MediaTek Inc.	291,000	3,461,548	A
Novatek Microelectronics Corp. Ltd.	200,000	475,277	A
Polaris Securities Co. Ltd.	1,936,000	970,078	A
Quanta Computer Inc.	2,174,000	3,518,731	A
Radiant Opto-Electronics Corp.	1,462,000	1,672,453	A
Realtek Semiconductor Corp.	285,000	527,553	A
Siliconware Precision Industries Co. – ADR	187,068	1,159,822

Semi-Annual Report to Shareholders	19

	Shares	Value

Taiwan — Continued
Taiwan Cement Corp.	845,000	$804,768	A
Taiwan Semiconductor Manufacturing Co. Ltd.	2,408,673	4,001,134	A
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	252,650	2,377,436
U-Ming Marine Transport Corp.	317,000	616,285	A
United Microelectronics Corp.	3,500,000	1,165,535	A
Vanguard International Semiconductor Corp.	949,000	373,400	A
Wistron Corp.	2,044,000	3,373,360	A
Yuanta Financial Holding Co.	3,740,000	2,502,242	A
Yulon Motor Co. Ltd.	495,000	468,358	A

		43,282,130

Thailand — 1.1%
Banpu Public Company Limited	49,600	489,030	A
Charoen Pokphand Foods Public Company Limited	6,371,300	893,889	A
PTT Exploration and Production Public Company Limited	367,600	1,440,405	A
Siam Commercial Bank Public Company Limited	1,059,000	2,276,835	A

		5,100,159

Turkey — 2.7%
Asya Katilim Bankasi AS	1,553,100	2,142,568	A,B
Turk Hava Yollari Anonim Ortakligi	2,031,000	3,038,956	A
Turkiye Garanti Bankasi AS	284,000	763,317	A,B
Turkiye Halk Bankasi AS	601,700	2,358,594	A
Turkiye Is Bankasi	761,925	2,226,997	A
Yapi ve Kredi Bankasi AS	1,208,600	1,774,928	A,B

		12,305,360

United Kingdom — 0.1%
Astro All Asia Networks PLC	266,600	244,933	A

Total Common Stocks and Equity Interests (Cost — $380,824,188)		423,036,614

20	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares	Value

Preferred Stocks — 2.6%

Brazil — 2.6%
Banco Itau Holding Financeira SA	55,750	$883,320
Bradespar SA	132,200	1,724,187
Companhia de Transmissao de Energia Eletrica Paulista	15,400	377,301
Confab Industrial SA	210,100	509,502
Itausa – Investimentos Itau SA	964,375	4,284,255
Metalurgica Gerdau SA	127,400	1,674,565
Usinas Siderurgicas de Minas Gerais SA	108,100	2,291,587

Total Preferred Stocks (Cost — $14,695,799)		11,744,717
Warrants — 0.6%

Netherlands — 0.6%
China Railway Tielong Container Logistics Co. (Issued by BNP Paribas) expires 4/1/10	1,315,100	1,517,099	B
Fujian Septwolves Industry Inc. (Issued by BNP Paribas) expires 4/1/10	410,900	923,416	B
Hubei Chutian Expressway Co., Ltd. (Issued by BNP Paribas) expires 4/1/10	696,000	565,500	B

Total Warrants (Cost — $2,163,767)		3,006,015
Total Investments — 95.9% (Cost — $397,683,754)E		437,787,346
Other Assets Less Liabilities — 4.1%		18,520,236

Net Assets — 100.0%		$456,307,582

A	Security is valued at fair value under procedures approved by the Board of Directors.

B	Non-income producing.

C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

D

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund's investment adviser has determined to be liquid, unless otherwise noted, represent 0.70% of net assets.

E

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$72,056,786
Gross unrealized depreciation	(31,953,194)

Net unrealized appreciation	$40,103,592

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
rts	—	rights

See notes to financial statements.

Semi-Annual Report to Shareholders	21

Statement of Assets and Liabilities

Emerging Markets Trust

June 30, 2009 (Unaudited)

Assets:
Investment securities at value (Cost – $397,683,754)		$437,787,346
Cash		19,071,626
Foreign currency at value (Cost – $116,613)		117,339
Receivable for fund shares sold		2,233,658
Dividends and interest receivable		2,024,096
Receivable for securities sold		222,714

Total assets		461,456,779
Liabilities:
Payable for securities purchased	$2,900,782
Payable for foreign capital gains taxes	859,318
Payable for fund shares repurchased	446,300
Accrued management fee	419,209
Accrued distribution and service fees	177,223
Accrued directors fees	29,729
Accrued expenses	316,636

Total liabilities		5,149,197

Net Assets		$456,307,582

Net assets consist of:
Accumulated paid-in-capital		$602,577,478
Undistributed net investment income		3,149,980
Accumulated net realized loss on investments and foreign currency transactions		(188,668,625)
Unrealized appreciation of investments and foreign currency translations		39,248,749	A

Net Assets		$456,307,582

Net Asset Value Per Share:
Class A (and redemption price) (496,424 shares outstanding)		$15.10
Class CB, C (13,649,788 shares outstanding)		$15.17
Financial Intermediary Class (and redemption price) (1,064,673 shares outstanding)		$15.41
Institutional Class (and redemption price) (11,811,203 shares outstanding)		$15.42
Institutional Select Class (and redemption price) (2,805,678 shares outstanding)		$15.42
Maximum Public Offering Price Per Share:
Class A (based on a maximum initial sales charge of 5.75%)		$16.02

A	Net of deferred foreign taxes of $859,318.

B	On February 1, 2009, Primary Class shares were renamed Class C shares.

C	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment.

See notes to financial statements.

22	Semi-Annual Report to Shareholders

Statement of Operations

Emerging Markets Trust

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$7,150,578
Interest	7,202
Less: Foreign taxes withheld	(598,754)

Total income		$6,559,026
Expenses:
Management fees	$1,763,663
Distribution and service fees:
Class AA	5,714
Class CB	867,725
Financial Intermediary Class	14,938
Custodian fees	435,517
Registration fees	49,517
Audit and legal fees	45,498
Directors' fees and expenses	44,852
Reports to shareholders:
Class AA	501
Class CB	40,372
Financial Intermediary Class	10,047
Institutional Class	8,644
Institutional Select Class	1,775
Transfer agent and shareholder servicing expense:
Class AA	2,891
Class CB	81,946
Financial Intermediary Class	5,834
Institutional Class	31,667
Institutional Select Class	906
Other expenses	30,283

	3,442,290
Less: Fees waived	(349,501)

Net expenses		3,092,789

Net Investment Income		3,466,237

Semi-Annual Report to Shareholders	23

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	$(99,982,280	)C
Foreign currency transactions	(366,099)

			$(100,348,379)
Change in unrealized appreciation/(depreciation) of:
Investments	196,537,559	D
Foreign currency translations	90,803

			196,628,362

Net Realized and Unrealized Gain on Investments			96,279,983
Change in Net Assets Resulting From Operations			$99,746,220

A	For the period February 3, 2009 (commencement of operations) to June 30, 2009.

B	On February 1, 2009, Primary Class shares were renamed Class C shares.

C	Net of foreign taxes of $925.

D	Net of deferred foreign taxes of $858,672.

See notes to financial statements.

24	Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Emerging Markets Trust

	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008
	(Unaudited)
Change in Net Assets:
Net investment income	$3,466,237	$5,205,970
Net realized loss	(100,348,379)	(89,469,605)
Change in unrealized appreciation/(depreciation)	196,628,362	(333,699,896)
Change in net assets resulting from operations	99,746,220	(417,963,531)
Distributions to shareholders from:
Net investment income:
Class AA	(78,565)	N/A
Class CB	(606,469)	—
Financial Intermediary Class	(161,154)	—
Institutional Class	(2,278,298)	—
Institutional Select Class	(575,531)	—
Net realized gain on investments:
Class CB	—	(7,008,934)
Financial Intermediary Class	—	(117,310)
Institutional Class	—	(1,824,006)

Change in net assets from fund share transactions:
Class AA	5,800,613	N/A
Class CB	(15,681,926)	(47,097,238)
Financial Intermediary Class	2,622,947	10,794,146
Institutional Class	41,698,603	168,593,012
Institutional Select Class	11,838,106	21,771,502
Change in net assets	142,324,546	(272,852,359)
Net Assets:
Beginning of period	313,983,036	586,835,395
End of period	$456,307,582	$313,983,036
Undistributed net investment income	$3,149,980	$3,383,760

A	For the period February 3, 2009 (commencement of operations) to June 30, 2009.

B	On February 1, 2009, Primary Class shares were renamed Class C shares.

N/A — Not Applicable

See notes to financial statements.

Semi-Annual Report to Shareholders	25

Financial Highlights

Emerging Markets Trust

For a share of each class of capital stock outstanding:

Class A:

	Period Ended June 30, 2009A
	(Unaudited)
Net asset value, beginning of period	$10.83
Investment operations:
Net investment income	.14	B
Net realized and unrealized gain	4.29
Total from investment operations	4.43
Distributions from:
Net investment income	(.16)
Net realized gain on investments	—
Total distributions	(.16)
Net asset value, end of period	$15.10
Total returnC	40.86%
Ratios to Average Net Assets:D
Total expenses	1.73	%E
Expenses net of waivers and/or expense reimbursements, if any	1.49	%E,F
Expenses net of all reductions	1.49	%E,F
Net investment income	2.60	%E
Supplemental Data:
Portfolio turnover rate	65.6%
Net assets, end of period (in thousands)	$7,498

A	For the period February 3, 2009 (commencement of operations) to June 30, 2009.

B	Computed using average daily shares outstanding.

C

Performance figures, exclusive of sales charge, may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

F	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.50%.

See notes to financial statements.

26	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Emerging Markets Trust — Continued

For a share of each class of capital stock outstanding:

Class CA:

	Six Months Ended June 30, 2009		Years Ended December 31,
			2008		2007		2006		2005	2004
	(Unaudited)
Net asset value, beginning of period	$11.72		$28.06		$23.20		$19.80		$16.70	$14.69
Investment operations:
Net investment income/(loss)	.09	B	.16	B	(.07	)B	(.04	)B	.07	(.01)
Net realized and unrealized gain/(loss)	3.40		(16.13)		10.36		6.38		6.04	2.98
Total from investment operations	3.49		(15.97)		10.29		6.34		6.11	2.97
Distributions from:
Net investment income	(.04)		—		(.03)		—		(.02)	—
Net realized gain on investments	—		(.37)		(5.40)		(2.94)		(2.99)	(.96)
Total distributions	(.04)		(.37)		(5.43)		(2.94)		(3.01)	(.96)
Net asset value, end of period	$15.17		$11.72		$28.06		$23.20		$19.80	$16.70
Total returnC	29.80%		(57.62)%		45.74%		33.18%		38.51%	20.51%
Ratios to Average Net Assets:D
Total expenses	2.49	%E	2.32%		2.34%		2.38%		2.54%	2.62%
Expenses net of waivers and/or expense reimbursements, if any	2.25	%E,F	2.25%		2.25%		2.25%		2.25%	2.31%
Expenses net of all reductions	2.25	%E,F	2.25%		2.25%		2.25%		2.25%	2.31%
Net investment income (loss)	1.39	%E	.74%		(.27)%		(.17)%		.45%	(.08)%
Supplemental Data:
Portfolio turnover rate	65.6%		70.9%		88.8%		96.4%		132.6%	149.1%
Net assets, end of period (in thousands)	$207,055		$177,406		$518,255		$349,674		$214,123	$145,835

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

B	Computed using average daily shares outstanding.

C

Performance figures, exclusive of sales charge, may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

F	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.25%.

See	notes to financial statements.

Semi-Annual Report to Shareholders	27

Financial Intermediary Class:

	Six Months Ended June 30, 2009		Years Ended December 31,
			2008		2007A
	(Unaudited)
Net asset value, beginning of period	$11.95		$28.38		$27.18
Investment operations:
Net investment income	.14	B	.29	B	.02	B
Net realized and unrealized gain/(loss)	3.48		(16.35)		6.08
Total from investment operations	3.62		(16.06)		6.10
Distributions from:
Net investment income	(0.16)		—		(.25)
Net realized gain on investments	—		(.37)		(4.65)
Total distributions	(0.16)		(.37)		(4.90)
Net asset value, end of period	$15.41		$11.95		$28.38
Total returnC	30.27%		(57.29)%		23.09%
Ratios to Average Net Assets:D
Total expenses	1.86	%E	1.79%		1.77	%E
Expenses net of waivers and/or expense reimbursements, if any	1.50	%E,F	1.50%		1.50	%E
Expenses net of all reductions	1.50	%E,F	1.50%		1.50	%E
Net investment income	2.23	%E	1.53%		.13	%E
Supplemental Data:
Portfolio turnover rate	65.6%		70.9%		88.8%
Net assets, end of period (in thousands)	$16,403		$10,424		$7,706

A	For the period June 29, 2007 (commencement of operations) to December 31, 2007.

B	Computed using average daily shares outstanding.

C

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

F

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Financial Intermediary Class shares will not exceed 1.50%.

See notes to financial statements.

28	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Emerging Markets Trust — Continued

Institutional Class:

	Six Months Ended June 30, 2009		Years Ended December 31,
			2008		2007		2006		2005A
	(Unaudited)
Net asset value, beginning of period	$11.97		$28.36		$23.38		$19.74		$16.90
Investment operations:
Net investment income	.16	B	.35	B	.21	B	.17	B	.04
Net realized and unrealized gain/(loss)	3.49		(16.37)		10.47		6.41		5.40
Total from investment operations	3.65		(16.02)		10.68		6.58		5.44
Distributions from:
Net investment income	(0.20)		—		(.30)		—		(.19)
Net realized gain on investments	—		(.37)		(5.40)		(2.94)		(2.41)
Total distributions	(0.20)		(.37)		(5.70)		(2.94)		(2.60)
Net asset value, end of period	$15.42		$11.97		$28.36		$23.38		$19.74
Total returnC	30.46%		(57.19)%		47.20%		34.52%		32.86%
Ratios to Average Net Assets:D
Total expenses	1.41	%E	1.30%		1.30%		1.31%		1.47	%E
Expenses net of waivers and/or expense reimbursements, if any	1.25	%E,F	1.25%		1.25%		1.25%		1.25	%E
Expenses net of all reductions	1.25	%E,F	1.25%		1.25%		1.25%		1.25	%E
Net investment income	2.53	%E	1.83%		.74%		.79%		.56	%E
Supplemental Data:
Portfolio turnover rate	65.6%		70.9%		88.8%		96.4%		132.6%
Net assets, end of period (in thousands)	$182,081		$105,338		$60,874		$28,378		$11,509

A	For the period June 23, 2005 (commencement of operations) to December 31, 2005.

B	Computed using average daily shares outstanding.

C

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

F

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Institutional Class shares will not exceed 1.25%.

See notes to financial statements.

Semi-Annual Report to Shareholders	29

Institutional Select Class:

	Six Months Ended June 30, 2009		Period Ended December 31, 2008A
	(Unaudited)
Net asset value, beginning of period	$11.97		$21.97
Investment operations:
Net investment income	.17	B	.05	B
Net realized and unrealized loss	3.48		(10.05)
Total from investment operations	3.65		(10.00)
Distributions from:
Net investment income	(.20)		—
Net realized gain on investments	—		—
Total distributions	(.20)		—
Net asset value, end of period	$15.42		$11.97
Total returnC	30.46%		(45.52)%
Ratios to Average Net Assets:D
Total expenses	1.36	%E	1.29	%E
Expenses net of waivers and/or expense reimbursements, if any	1.25	%E,F	1.25	%E
Expenses net of all reductions	1.25	%E,F	1.25	%E
Net investment income	2.60	%E	1.29	%E
Supplemental Data:
Portfolio turnover rate	65.6%		70.9%
Net assets, end of period (in thousands)	$43,271		$20,815

A	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

B	Computed using average daily shares outstanding.

C

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

F

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Institutional Select Class shares will not exceed 1.25%.

See notes to financial statements.

30	Semi-Annual Report to Shareholders

Expense Example (Unaudited)

International Equity Trust

As a shareholder of the Fund, you may incur two types of costs (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

For Class C, Class R, Financial Intermediary Class, Institutional Class and Institutional Select Class shares, the actual and hypothetical examples and for Class A shares, the hypothetical example are based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. For Class A shares, the actual example is based on an investment of $1,000 invested on February 3, 2009 (commencement of operations) and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the following table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the following table provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009 for each class, even though Class A shares did not begin operations until February 3, 2009. The ending values assume dividends were reinvested at the time they were paid.

Semi-Annual Report to Shareholders	31

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore the second line for each class of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (See footnotes below)		Ending Account Value 6/30/09	Expenses Paid During the Period (See footnotes below)
Class A
Actual	$1,000.00	A	$1,115.20	$5.20	B
Hypothetical (5% return before expenses)	1,000.00	C	1,018.74	6.11	D
Class CE
Actual	$1,000.00	C	$1,007.90	$10.06	D
Hypothetical (5% return before expenses)	1,000.00	C	1,014.78	10.09	D
Class R
Actual	$1,000.00	C	$1,009.60	$7.97	D
Hypothetical (5% return before expenses)	1,000.00	C	1,016.86	8.00	D
Financial Intermediary Class
Actual	$1,000.00	C	$1,010.50	$6.58	D
Hypothetical (5% return before expenses)	1,000.00	C	1,018.25	6.61	D
Institutional Class
Actual	$1,000.00	C	$1,013.40	$4.69	D
Hypothetical (5% return before expenses)	1,000.00	C	1,020.13	4.71	D
Institutional Select Class
Actual	$1,000.00	C	$1,012.40	$4.44	D
Hypothetical (5% return before expenses)	1,000.00	C	1,020.38	4.46	D

A	Beginning account value is as of February 3, 2009 (commencement of operations).

B

This calculation is based on expenses incurred from February 3, 2009 (commencement of operations) to June 30, 2009. The dollar amount shown as “Expenses paid” is equal to the annualized expense ratio of 1.22% for Class A shares, multiplied by the average values over the period, multiplied by the number of days in the fiscal period (147) and divided by 365.

C	Beginning account value is as of January 1, 2009.

D

These calculations are based on expenses incurred in the most recent fiscal half-year, unless otherwise noted. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.22%, 2.02%, 1.60%, 1.32%, 0.94% and 0.89% for Class A, Class C, Class R, Financial Intermediary Class, Institutional Class and Institutional Select Class shares, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365.

E	On February 1, 2009 Primary Class shares were renamed Class C shares.

32	Semi-Annual Report to Shareholders

Performance Information

Fund Performance (Unaudited)

Average Annual Total ReturnsA
	Without Sales ChargesB
	Class A		Class CC		Class R		Financial Intermediary Class		Institutional Class		Class IS
Six Months Ended 6/30/09	N/A		0.79	%D	0.96%	D	1.05	%D	1.34	%D	1.24	%D
Twelve Months Ended 6/30/09	N/A		–38.62		–38.46		–38.23		–38.00		N/A
Five Years Ended 6/30/09	N/A		0.85		N/A		1.56		1.91		N/A
Ten Years Ended 6/30/09	N/A		0.22		N/A		N/A		1.23		N/A
Inception* through 6/30/09	11.52	%D	2.56		–18.76		6.15		0.42		–32.99

	With Sales ChargesE
	Class A		Class CC		Class R		Financial Intermediary Class		Institutional Class		Class IS
Six Months Ended 6/30/09	N/A		–0.21	%D	0.96%	D	1.05	%D	1.34	%D	1.24	%D
Twelve Months Ended 6/30/09	N/A		–39.22		–38.46		–38.23		–38.00		N/A
Five Years Ended 6/30/09	N/A		0.85		N/A		1.56		1.91		N/A
Ten Years Ended 6/30/09	N/A		0.22		N/A		N/A		1.23		N/A
Inception* through 6/30/09	5.12	%D	2.56		–18.76		6.15		0.42		–32.99

Cumulative Total ReturnsA
Without Sales ChargesB
Class A (Inception date of 2/3/09 through 6/30/09)	11.52%
Class CC (6/30/99 through 6/30/09)	2.21
Class R (Inception date of 12/28/06 through 6/30/09)	–40.57
Financial Intermediary Class (Inception date of 5/16/03 through 6/30/09)	44.08
Institutional Class (6/30/99 through 6/30/09)	12.96
Class IS (Inception date of 8/4/08 through 6/30/09)	–32.99

A

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

B

Assumes the reinvestment of all distributions, including return of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. On February 1, 2009, Class C shares began to charge a CDSC for shares bought by investors in and after that date and redeemed within one year of purchase.

C	On February 1, 2009, Primary Class shares were renamed Class C shares.

D	Not annualized.

E

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, Class C, Class R, Financial Intermediary Class, Institutional Class and Institutional Select Class shares are February 3, 2009, February 17, 1995, December 28, 2006, May 16, 2003, May 5, 1998 and August 4, 2008, respectively.

Semi-Annual Report to Shareholders	33

International Equity Trust

The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Class CA shares and an initial $1,000,000 investment in Class R, Financial Intermediary Class, Institutional Class and Institutional Select Class shares of the Fund for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling portfolio securities in the index or other administrative expenses. Due to the limited operating history of Class A, a performance graph is not presented.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

34	Semi-Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $10,000 Investment — Class CA Shares

Hypothetical illustration of $10,000 invested in Class C shares on June 30, 1999, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

Semi-Annual Report to Shareholders	35

Growth of a $1,000,000 Investment — Class R Shares

Hypothetical illustration of $1,000,000 invested in Class R shares on December 28, 2006, (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

36	Semi-Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class Shares

Hypothetical illustration of $1,000,000 invested in Financial Intermediary Class shares on May 16, 2003 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders	37

Growth of a $1,000,000 Investment — Institutional Class Shares

Hypothetical illustration of $1,000,000 invested in Institutional Class shares on June 30, 1999, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

38	Semi-Annual Report to Shareholders

Performance Information (Unaudited) — Continued

Growth of a $1,000,000 Investment — Institutional Select Class Shares

Hypothetical illustration of $1,000,000 invested in Institutional Select Class shares on August 4, 2008 (commencement of operations), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through June 30, 2009. The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance for other share classes will vary due to differences in sales charge structure and class expenses.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders	39

Industry Diversification

International Equity Trust

June 30, 2009 (Unaudited)

Financials	26.7%
Industrials	10.5
Health Care	10.4
Energy	9.4
Consumer Staples	9.1
Consumer Discretionary	8.9
Materials	7.4
Utilities	6.6
Telecommunication Services	5.7
Information Technology	5.3

100.0%

40	Semi-Annual Report to Shareholders

Portfolio of Investments

International Equity Trust

June 30, 2009 (Unaudited)

	Shares	Value

Common Stocks and Equity Interests — 97.5%

Australia — 5.2%
Australia and New Zealand Banking Group Ltd.	202,437	$2,677,311	A
BHP Billiton Ltd.	240,550	6,595,718	A
Coca-Cola Amatil Ltd.	368,450	2,553,521	A
Goodman Fielder Ltd.	92,617	97,050	A
National Australia Bank Ltd.	124,808	2,248,031	A
QBE Insurance Group Ltd.	112,389	1,794,038	A
Rio Tinto Ltd.	89,700	3,755,776	A
Telstra Corp. Ltd.	796,100	2,173,156	A
Wesfarmers Ltd.	190,150	3,462,933	A
Westpac Banking Corp.	96,827	1,569,120	A

		26,926,654

Austria — 0.4%
Voestalpine AG	76,300	2,093,073	A

Belgium — 0.4%
Solvay SA	21,957	1,852,267	A

Bermuda — 0.3%
Jardine Matheson Holdings Ltd.	52,000	1,422,656	A

Canada — 1.7%
Bank of Montreal	47,000	1,981,628
Bombardier Inc.	384,000	1,139,466
CGI Group Inc.	237,100	2,108,643	B
CI Financial Corp.	117,500	1,934,331
Intact Financial Corp.	62,200	1,821,623

		8,985,691

China — 0.8%
Bank of China Ltd.	5,947,000	2,817,866	A
China Life Insurance Co. Ltd.	391,000	1,453,821	A

		4,271,687

Denmark — 0.3%
Trygvesta A/S	23,250	1,371,509	A

Semi-Annual Report to Shareholders	41

	Shares	Value

Finland — 0.8%
Nokia Oyj	153,858	$2,245,034	A
Sampo Oyj	99,300	1,873,569	A

		4,118,603

France — 9.3%
BNP Paribas	105,448	6,841,956	A
Cap Gemini SA	56,485	2,086,044	A
Carrefour SA	66,755	2,855,200	A
CNP Assurances	37,200	3,551,242	A
Compagnie de Saint-Gobain	48,300	1,614,749	A
Credit Agricole SA	229,600	2,875,322	A
France Telecom SA	78,600	1,785,556	A
GDF Suez	99,240	3,706,855	A
ICADE	13,644	1,121,929	A
Lagardere SCA	42,200	1,404,397	A
Neopost SA	10,107	908,734	A
Sanofi-Aventis	98,500	5,792,081	A
Societe Generale	50,005	2,727,859	A
Thales SA	18,100	809,869	A
Total SA	112,990	6,118,915	A
Vivendi	144,400	3,458,510	A

		47,659,218

Germany — 5.4%
BASF AG	119,053	4,747,921	A
E.ON AG	131,050	4,650,875	A
Fresenius Medical Care AG and Co.	65,900	2,940,599	A
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	31,600	4,273,125	A
RWE AG	53,301	4,207,222	A
SAP AG	32,598	1,314,030	A
Siemens AG	84,703	5,863,192	A

		27,996,964

Greece — 1.5%
OPAP SA	158,860	4,218,422	A
Piraeus Bank SA	155,809	1,535,607	A,B

42	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares	Value

Greece — Continued
Public Power Corp. SA (PPC)	101,590	$2,090,562	A,B

		7,844,591

Hong Kong — 2.5%
BOC Hong Kong Holdings Ltd.	1,984,000	3,511,909	A
Hong Kong Exchanges & Clearing Ltd.	253,200	3,931,486	A
HongKong Electric Holdings Ltd.	432,000	2,405,823	A
Hutchison Whampoa Ltd.	212,000	1,378,144	A
New World Development Co. Ltd.	834,000	1,496,831	A

		12,724,193

Ireland — 0.3%
Kerry Group PLC	62,300	1,422,118	A

Italy — 3.2%
ENI SpA	247,254	5,864,737	A
Mediaset SpA	473,719	2,663,516	A
Prysmian SpA	170,908	2,574,288	A
UniCredito Italiano SpA	2,112,841	5,412,260	A,B

		16,514,801

Japan — 18.7%
Acom Co. Ltd.	72,930	1,819,983	A
Astellas Pharma Inc.	138,700	4,898,681	A
Bank of Yokohama Ltd.	371,000	1,975,718	A
Canon Inc.	104,100	3,387,612	A
Daito Trust Construction Co. Ltd.	54,100	2,539,046	A
Dentsu Inc.	130,600	2,734,631	A
Fujitsu Ltd.	196,000	1,061,907	A
Honda Motor Co. Ltd.	104,900	2,871,835	A
INPEX Holdings Inc.	377	3,002,435	A
Itochu Corp.	227,000	1,567,623	A
JS Group Corp.	317,200	4,883,653	A
Konica Minolta Holdings Inc.	182,500	1,896,027	A
Lawson Inc.	63,300	2,781,276	A
Mitsubishi Corp.	102,000	1,872,957	A
Mitsubishi UFJ Financial Group Inc.	521,800	3,207,106	A

Semi-Annual Report to Shareholders	43

	Shares	Value

Japan — Continued
Mitsui and Co. Ltd.	110,100	$1,296,830	A
Mitsui Fudosan Co. Ltd.	175,000	3,031,373	A
Namco Bandai Holdings Inc.	131,900	1,446,539	A
Nippon Telegraph and Telephone Corp.	108,600	4,418,020	A
NTT Data Corp.	1,356	4,372,013	A
Rohm Co. Ltd.	40,800	2,962,983	A
Sega Sammy Holdings Inc.	80,000	1,011,433	A
Seven and I Holdings Co. Ltd.	68,600	1,609,184	A
Sompo Japan Insurance Inc.	603,000	4,002,765	A
Sony Corp.	64,100	1,655,601	A
Sumitomo Electric Industries Ltd.	346,000	3,878,122	A
Sumitomo Metal Industries Ltd.	896,000	2,365,984	A
T&D Holdings Inc.	32,250	919,440	A
Takeda Pharmaceutical Co. Ltd.	76,000	2,952,644	A
The Gunma Bank Ltd.	439,000	2,433,927	A
Tokyo Gas Co. Ltd.	853,000	3,049,028	A
Toppan Printing Co. Ltd.	514,000	5,164,633	A
Toyota Motor Corp.	125,575	4,746,535	A
Yamato Holdings Co. Ltd.	309,000	4,104,739

		95,922,283

Luxembourg — 0.3%
ArcelorMittal	53,842	1,768,011	A

Netherlands — 2.1%
Aegon N.V.	396,351	2,437,466	A
Koninklijke Ahold N.V.	442,000	5,078,286	A
Unilever N.V.	138,508	3,342,237	A

		10,857,989

Portugal — 1.8%
EDP – Energias de Portugal SA	1,093,500	4,289,896	A
Portugal Telecom SGPS SA	508,529	4,979,294	A

		9,269,190

Singapore — 1.4%
Olam International Ltd.	1,133,000	1,894,872	A

44	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares	Value

Singapore — Continued
SembCorp Marine Ltd.	1,620,000	$2,985,943	A
Wilmar International Ltd.	606,000	2,094,854	A

		6,975,669

South Korea — 0.8%
Hyundai Mobis	25,220	2,198,798	A
Korean Reinsurance Co.	23,500	217,094	A
LG Electronics Inc.	18,910	1,727,630	A

		4,143,522

Spain — 6.6%
Banco Bilbao Vizcaya Argentaria SA	515,712	6,497,789	A
Banco Santander Central Hispano SA	632,991	7,637,837	A
Bankinter SA	83,188	983,700	A
Bolsas y Mercados Espanoles	86,121	2,553,555	A
Corporacion Financiera Alba SA	35,000	1,688,070	A
Indra Sistemas SA	206,100	4,464,506	A
Red Electrica de Espana	32,378	1,464,700	A
Telefonica SA	374,025	8,479,810	A

		33,769,967

Sweden — 2.0%
Alfa Laval AB	343,000	3,280,430	A
Securitas AB	396,600	3,372,858	A
Svenska Handelsbanken AB	197,000	3,719,569	A

		10,372,857

Switzerland — 8.8%
Actelion Ltd.	52,000	2,726,862	A,B
Aryzta AG	46,528	1,489,420	A,B
Baloise Holding AG	42,100	3,125,252	A
Credit Suisse Group	72,233	3,297,412	A
Lonza Group AG	30,600	3,039,038	A
Nestle SA	277,411	10,469,811	A
Novartis AG	193,300	7,853,482	A
Roche Holding AG	56,850	7,734,372	A
SGS SA	3,500	4,346,160	A

Semi-Annual Report to Shareholders	45

	Shares	Value

Switzerland — Continued
Syngenta AG	5,944	$1,380,283	A

		45,462,092

United Kingdom — 22.9%
Admiral Group PLC	197,300	2,831,723	A
Amec PLC	242,500	2,609,926	A
Anglo American PLC	106,805	3,115,418	A
AstraZeneca PLC	156,422	6,885,696	A
Barclays PLC	1,426,587	6,642,034	A
BG Group PLC	392,270	6,588,297	A
BHP Billiton PLC	179,200	4,046,176	A
BP PLC	1,196,084	9,461,062	A
Cable & Wireless	903,500	1,982,125	A
Compass Group PLC	805,400	4,536,625	A
Diageo PLC	142,557	2,046,442	A
Drax Group PLC	370,152	2,678,120	A
Eurasian Natural Resources Corp.	187,367	2,025,884	A
GlaxoSmithKline PLC	435,562	7,667,028	A
HSBC Holdings PLC	501,875	4,164,730	A
ICAP PLC	418,832	3,117,360	A
Marks and Spencer Group PLC	610,465	3,079,869	A
National Grid PLC	321,025	2,894,201	A
Next PLC	130,069	3,150,808	A
Petrofac Ltd.	238,500	2,633,769	A
Rio Tinto PLC	100,200	3,486,899	A
Royal Dutch Shell PLC	255,570	6,380,862
Royal Dutch Shell PLC – B shares	187,139	4,722,714	A
SABMiller PLC	124,090	2,525,139	A
Scottish and Southern Energy PLC	109,408	2,053,278	A
Standard Chartered PLC	226,699	4,268,098	A
Tesco PLC	360,097	2,098,039	A
Tomkins PLC	727,822	1,777,860	A
Vodafone Group PLC	2,596,220	5,016,442	A
William Hill PLC	512,733	1,668,859	A
WS Atkins PLC	149,200	1,464,997	A

		117,620,480

Total Common Stocks and Equity Interests (Cost — $532,567,714)		501,366,085

46	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares	Value

Preferred Stocks — 0.8%

Brazil — 0.4%
Banco Itau Holding Financeira SA	120,300	$1,906,070

Germany — 0.4%
Volkswagen AG	34,304	2,399,862	A

Total Preferred Stocks (Cost — $3,938,709)		4,305,932
Total Investments — 98.3% (Cost — $536,506,423)C		505,672,017
Other Assets Less Liabilities — 1.7%		8,713,606

Net Assets — 100.0%		$514,385,623

N.M.	— Not Meaningful.

A	Security is valued at fair value under procedures approved by the Board of Directors.

B	Non-income producing.

C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,971,670
Gross unrealized depreciation	(63,806,076)

Net unrealized depreciation	$(30,834,406)

See notes to financial statements.

Semi-Annual Report to Shareholders	47

Statement of Assets and Liabilities

International Equity Trust

June 30, 2009 (Unaudited)

Assets:
Investment securities at value (Cost – $536,506,423)		$505,672,017
Cash		10,934,736
Foreign currency at value (Cost – $1,049,711)		1,039,743
Receivable for securities sold		2,877,655
Dividends and interest receivable		1,989,751
Receivable for fund shares sold		911,054
Other assets		1,093

Total assets		523,426,049
Liabilities:
Payable for securities purchased	$7,063,828
Payable for fund shares repurchased	1,247,869
Accrued management fee	324,850
Accrued distribution and service fees	139,703
Accrued directors fees	29,297
Accrued expenses	234,879

Total liabilities		9,040,426

Net Assets		$514,385,623

Net assets consist of:
Accumulated paid-in-capital		$902,627,995
Undistributed net investment income		9,488,821
Accumulated net realized loss on investments and foreign currency transactions		(366,949,741)
Net unrealized depreciation of investments and foreign currency translations		(30,781,452)

Net Assets		$514,385,623

Net Asset Value Per Share:
Class A (and redemption price) (747,235 shares outstanding)		$10.26
Class CA,B (15,269,427 shares outstanding)		$10.24
Class R (and redemption price) (247,760 shares outstanding)		$10.57
Financial Intermediary Class (and redemption price) (2,743,594 shares outstanding)		$10.58
Institutional Class (and redemption price) (7,702,795 shares outstanding)		$10.58
Institutional Select Class (and redemption price) (22,442,962 shares outstanding)		$10.57
Maximum Public Offering Price Per Share:
Class A (based on a maximum initial sales charge of 5.75%)		$10.89

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

B	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment.

See notes to financial statements.

48	Semi-Annual Report to Shareholders

Statement of Operations

International Equity Trust

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$14,231,875
Interest	24,543
Less: Foreign taxes withheld	(1,419,283)

Total income		$12,837,135
Expenses:
Management fees	$1,808,079
Distribution and service fees:
Class AA	7,160
Class CB	768,050
Class R	5,944
Financial Intermediary Class	36,489
Custodian fees	146,828
Audit and legal fees	48,614
Registration fees	43,785
Directors’ fees and expenses	42,974
Reports to shareholders:
Class AA	121
Class CB	37,930
Class R	44
Financial Intermediary Class	2,231
Institutional Class	2,363
Institutional Select Class	3,976
Transfer agent and shareholder servicing expense:
Class AA	2,437
Class CB	70,396
Class R	6,690
Financial Intermediary Class	25,377
Institutional Class	19,585
Institutional Select Class	3,547
Other expenses	35,693

	3,118,313
Less: Fees waived	(4,264)

Net expenses		3,114,049

Net Investment Income		9,723,086

Semi-Annual Report to Shareholders	49

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	$(108,967,645)
Foreign currency transactions	(64,850)

		$(109,032,495)
Change in unrealized appreciation/(depreciation) of:
Investments	101,937,638
Foreign currency translations	86,050

		102,023,688

Net Realized and Unrealized Loss on Investments		(7,008,807)
Change in Net Assets Resulting From Operations		$2,714,279

A	For the period February 3, 2009 (commencement of operations) to June 30, 2009.

B	On February 1, 2009, Primary Class shares were renamed Class C shares.

See notes to financial statements.

50	Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

International Equity Trust

	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008
	(Unaudited)
Change in Net Assets:
Net investment income	$9,723,086	$20,162,778
Net realized loss	(109,032,495)	(254,980,200)
Change in unrealized appreciation/(depreciation)	102,023,688	(236,051,458)
Change in net assets resulting from operations	2,714,279	(470,868,880)
Distributions to shareholders from:
Net investment income:
Class CA	—	(5,442,845)
Class R	—	(84,341)
Financial Intermediary Class	—	(1,270,703)
Institutional Class	—	(4,347,228)
Institutional Select Class	—	(9,857,746)
Change in net assets from fund share transactions:
Class AB	6,942,297	—
Class CA	(33,604,975)	(105,435,038)
Class R	11,411	1,186,022
Financial Intermediary Class	(3,577,550)	4,193,785
Institutional Class	(4,874,524)	(287,853,335)
Institutional Select Class	(1,124,742)	339,130,844
Change in net assets	(33,513,804)	(540,649,465)
Net Assets:
Beginning of period	547,899,427	1,088,548,892
End of period	$514,385,623	$547,899,427
Undistributed/(Overdistributed) net investment income, respectively	$9,488,821	$(234,265)

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

B	For the period February 3, 2009 (commencement of operations) to June 30, 2009.

See notes to financial statements.

Semi-Annual Report to Shareholders	51

Financial Highlights

International Equity Trust

For a share of each class of capital stock outstanding:

Class A :

	Period Ended June 30, 2009A
	(Unaudited)
Net asset value, beginning of period	$ 9.20
Investment operations:
Net investment income	.18	B
Net realized and unrealized gain	.88
Total from investment operations	1.06
Net asset value, end of period	$10.26
Total returnC	11.52%
Ratios to Average Net Assets:D
Total expenses	1.22	%E
Expenses net of waivers and/or expense reimbursements, if any	1.22	%E,F
Expenses net of all reductions	1.22	%E,F
Net investment income	4.99	%E
Supplemental Data:
Portfolio turnover rate	64.5%
Net assets, end of period (in thousands)	$7,669

A	For the period February 3, 2009 (commencement of operations) to June 30, 2009.

B	Computed using average daily shares outstanding.

C

Performance figures, exclusive of sales charge, may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

F	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.35%.

See notes to financial statements.

52	Semi-Annual Report to Shareholders

Financial Highlights — Continued

International Equity Trust — Continued

For a share of each class of capital stock outstanding:

Class CA :

	Six Months Ended June 30, 2009		Years Ended December 31,
			2008		2007		2006		2005	2004
	(Unaudited)
Net asset value, beginning of period	$10.16		$19.31		$19.66		$16.06		$13.52	$11.21
Investment operations:
Net investment income	.15	B	.29	B	.16	B	.04	B	.05	.02
Net realized and unrealized gain/(loss)	(.07)		(9.16)		1.42		4.19		2.53	2.31
Total from investment operations	.08		(8.87)		1.58		4.23		2.58	2.33
Distributions from:
Net investment income	—		(.28)		(.12)		(.01)		(.04)	(.02)
Net realized gain on investments	—		—		(1.81)		(.62)		—	—
Total distributions	—		(.28)		(1.93)		(.63)		(.04)	(.02)
Net asset value, end of period	$10.24		$10.16		$19.31		$19.66		$16.06	$13.52
Total returnC	.79%		(45.95)%		8.27%		26.39%		19.11%	20.86%
Ratios to Average Net Assets:D
Total expenses	2.02	%E	1.92%		1.92%		2.00%		2.11%	2.18%
Expenses net of waivers and/or expense reimbursements, if any	2.02	%E,F	1.92%		1.92%		2.00%		2.10%	2.13%
Expenses net of all reductions	2.02	%E,F	1.92%		1.91%		2.00%		2.10%	2.13%
Net investment income	3.20	%E	1.86%		.75%		.21%		.42%	.25%
Supplemental Data:
Portfolio turnover rate	64.5%		114.4%		119.9%		111.2%		118.0%	114.7%
Net assets, end of period (in thousands)	$156,302		$192,768		$505,182		$449,534		$244,899	$180,864

A	On February 1, 2009, Primary Class shares were renamed Class C shares.

B	Computed using average daily shares outstanding.

C

Performance figures, exclusive of sales charge, may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

E	Annualized.

F	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.10%.

See	notes to financial statements.

Semi-Annual Report to Shareholders	53

For a share of each class of capital stock outstanding:

Class R :

	Six Months Ended June 30, 2009		Years Ended December 31,
			2008		2007		2006A
	(Unaudited)
Net asset value, beginning of period	$10.47		$19.95		$20.32		$20.33
Investment operations:
Net investment income	.18	B	.34	B	.07	B	.00	B,C
Net realized and unrealized gain/(loss)	(.08)		(9.47)		1.64		(.01)
Total from investment operations	.10		(9.13)		1.71		(.01)
Distributions from:
Net investment income	—		(.35)		(.27)		—
Net realized gain on investments	—		—		(1.81)		—
Total distributions	—		(.35)		(2.08)		—
Net asset value, end of period	$10.57		$10.47		$19.95		$20.32
Total returnD	.96%		(45.80)%		8.67%		(.05)%
Ratios to Average Net Assets:E
Total expenses	1.95	%F	1.71%		1.96%		1.40	%F
Expenses net of waivers and/or expense reimbursements, if any	1.60	%F,G	1.60%		1.60%		1.40	%F
Expenses net of all reductions	1.60	%F,G	1.60%		1.60%		1.40	%F
Net investment income (loss)	3.76	%F	2.17%		.31%		(1.35	)%F
Supplemental Data:
Portfolio turnover rate	64.5%		114.4%		119.9%		111.2%
Net assets, end of period (in thousands)	$2,619		$2,598		$3,712		$10

A	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

B	Computed using average daily shares outstanding.

C	Amount less than $.01 per share.

D

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

E

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

F	Annualized.

G	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class R shares will not exceed 1.60%.

See	notes to financial statements.

54	Semi-Annual Report to Shareholders

Financial Highlights — Continued

International Equity Trust — Continued

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	Six Months Ended June 30, 2009		Years Ended December 31,
			2008		2007		2006		2005	2004
	(Unaudited)
Net asset value, beginning of period	$ 10.47		$ 20.01		$ 20.33		$ 16.54		$ 13.94	$ 11.53
Investment operations:
Net investment income	.19	A	.40	A	.30	A	.16	A	.18	.11
Net realized and unrealized gain/(loss)	(.08)		(9.51)		1.48		4.34		2.60	2.38
Total from investment operations	.11		(9.11)		1.78		4.50		2.78	2.49
Distributions from:
Net investment income	—		(.43)		(.29)		(.09)		(.18)	(.08)
Net realized gain on investments	—		—		(1.81)		(.62)		—	—
Total distributions	—		(.43)		(2.10)		(.71)		(.18)	(.08)
Net asset value, end of period	$10.58		$10.47		$20.01		$20.33		$16.54	$13.94
Total returnB	1.05%		(45.54)%		9.03%		27.28%		20.03%	21.72%
Ratios to Average Net Assets:C
Total expenses	1.32	%D	1.22%		1.20%		1.27%		1.43%	1.55%
Expenses net of waivers and/or expense reimbursements, if any	1.32	%D,E	1.22%		1.20%		1.27%		1.35%	1.39%
Expenses net of all reductions	1.32	%D,E	1.22%		1.20%		1.27%		1.35%	1.39%
Net investment income	4.09	%D	2.51%		1.39%		.86%		1.20%	1.00%
Supplemental Data:
Portfolio turnover rate	64.5%		114.4%		119.9%		111.2%		118.0%	114.7%
Net assets, end of period (in thousands)	$29,021		$32,050		$54,058		$30,502		$15,710	$13,661

A	Computed using average daily shares outstanding.

B

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

C

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

D	Annualized.

E

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Financial Intermediary Class shares will not exceed 1.35%.

See	notes to financial statements.

Semi-Annual Report to Shareholders	55

For a share of each class of capital stock outstanding:

Institutional Class:

	Six Months Ended June 30, 2009		Years Ended December 31,

			2008		2007		2006		2005	2004
	(Unaudited)
Net asset value, beginning of period	$ 10.44		$ 19.99		$ 20.29		$ 16.50		$ 13.98	$11.56
Investment operations:
Net investment income	.21	A	.53	A	.39	A	.17	A	.18	.14
Net realized and unrealized gain/(loss)	(.07)		(9.60)		1.46		4.39		2.64	2.39
Total from investment operations	.14		(9.07)		1.85		4.56		2.82	2.53
Distributions from:
Net investment income	—		(.48)		(.34)		(.15)		(.30)	(.11)
Net realized gain on investments	—		—		(1.81)		(.62)		—	—
Total distributions	—		(.48)		(2.15)		(.77)		(.30)	(.11)
Net asset value, end of period	$10.58		$10.44		$19.99		$20.29		$16.50	$13.98
Total returnB	1.34%		(45.38)%		9.40%		27.70%		20.38%	22.06%
Ratios to Average Net Assets:C
Total expenses	.94	%D	.86%		.84%		.93%		1.01%	1.07%
Expenses net of waivers and/or expense reimbursements, if any	.94	%D,E	.86%		.84%		.93%		1.01%	1.07%
Expenses net of all reductions	.94	%D,E	.86%		.84%		.93%		1.01%	1.07%
Net investment income	4.37	%D	3.06%		1.83%		.88%		1.30%	1.29%
Supplemental Data:
Portfolio turnover rate	64.5%		114.4%		119.9%		111.2%		118.0%	114.7%
Net assets, end of period (in thousands)	$81,466		$85,952		$525,597		$209,791		$21,475	$8,618

A	Computed using average daily shares outstanding.

B

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

C

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, voluntary expense waivers and/or expense reimbursements.

D	Annualized.

E

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Institutional Class shares will not exceed 1.10%.

See	notes to financial statements.

56	Semi-Annual Report to Shareholders

Financial Highlights — Continued

International Equity Trust — Continued

For a share of each class of capital stock outstanding:

Institutional Select Class :

	Six Months Ended June 30, 2009		Period Ended December 31, 2008A
	(Unaudited)
Net asset value, beginning of period	$ 10.44		$ 16.48
Investment operations:
Net investment income	.21	B	.11	B
Net realized and unrealized loss	(.08)		(5.69)
Total from investment operations	.13		(5.58)
Distributions from:
Net investment income	—		(.46)
Total distributions	—		(.46)
Net asset value, end of period	$10.57		$10.44
Total returnC	1.24%		(33.81)%
Ratios to Average Net Assets:D
Total expenses	.89	%E	.85	%E
Expenses net of waivers and/or expense reimbursements, if any	.89	%E,F	.85	%E
Expenses net of all reductions	.89	%E,F	.85	%E
Net investment income	4.48	%E	2.25	%E
Supplemental Data:
Portfolio turnover rate	64.5%		114.4%
Net assets, end of period (in thousands)	$237,309		$234,531

A	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

B	Computed using average daily shares outstanding.

C

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensating balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

D

Total expenses reflects operating expenses prior to any voluntary expense waivers, expense reimbursements and/or compensating balance credits. Expenses net of waivers and/or expense reimbursements reflects total expenses before compensating balance credits but net of any voluntary expense waivers and/or expense reimbursements. Expenses net of all reductions reflects expenses less any compensating balance credits, and/or voluntary expense waivers and/or expense reimbursements.

E	Annualized.

F

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Institutional Select Class shares will not exceed 1.10%.

See	notes to financial statements.

Semi-Annual Report to Shareholders	57

Notes to Financial Statements

Legg Mason Global Trust, Inc. (Unaudited)

1.  Organization and Significant Accounting Policies:

Legg Mason Global Trust, Inc. (“Corporation”), consisting of series including Emerging Markets Trust (“Emerging Markets”) and International Equity Trust (“International Equity”) (each a “Fund”), is registered under the Investment Company Act of 1940 as amended (“1940 Act”), as an open-end investment company. Emerging Markets and International Equity are diversified funds.

Each Fund currently offers at least five authorized classes of shares: Class A, Class C, Financial Intermediary Class, Institutional Class and Institutional Select Class. International Equity currently offers one additional class of shares: Class R. The income and expenses of Emerging Markets and International Equity are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Class A, Class C, Financial Intermediary Class and Class R shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. The Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for reporting methods of measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.

58	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Corporation’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used in valuing each Fund’s assets carried at fair value:

Emerging Markets Trust

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks and Equity Interests
Consumer Discretionary	$8,382,484	$32,588,019	—	$40,970,503
Consumer Staples	4,418,164	9,106,459	—	13,524,623
Energy	33,041,546	32,366,885	—	65,408,431
Financials	21,284,149	75,689,003	—	96,973,152
Health Care	8,131,232	4,141,354	—	12,272,586
Industrials	3,504,082	31,622,805	$985,297	36,112,184
Information Technology	4,133,031	50,702,955	—	54,835,986
Materials	27,978,644	28,360,573	—	56,339,217
Telecommunication Services	23,367,838	18,434,508	—	41,802,346
Utilities	4,797,586	—	—	4,797,586

Total Common Stocks and Equity Interests	139,038,756	283,012,561	985,297	423,036,614

Semi-Annual Report to Shareholders	59

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Financials	$5,167,575	—	—	$5,167,575
Materials	6,199,841			6,199,841
Utilities	377,301			377,301

Total Preferred Stocks	11,744,717	—	—	11,744,717

Warrants
Consumer Discretionary	923,416	—	—	923,416
Financials	1,517,099	—	—	1,517,099
Industrials	565,500	—	—	565,500

Total Warrants	3,006,015	—	—	3,006,015

Total Investments	$153,789,488	$283,012,561	$985,297	$437,787,346

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets Trust

Investments in Securities	Common Stocks and Equity Interests Industrials	Total
Balance as of December 31, 2008	—	—
Accrued Premiums/Discounts	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Net Purchases	—	—
Net Sales	—	—
Net transfers in to Level 3	$985,297	$985,297
Net transfers out of Level 3	—	—

Balance as of June 30, 2009	985,297	985,297

Net Unrealized Appreciation (Depreciation) for investments in securities still held at June 30, 2009	$106,708	$106,708	[1]

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

60	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

International Equity Trust

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks and Equity Interests
Consumer Discretionary	—	$42,574,008	—	$42,574,008
Consumer Staples	—	45,820,385	—	45,820,385
Energy	$6,380,862	41,001,855	—	47,382,717
Financials	5,737,582	127,618,490	—	133,356,072
Health Care	—	52,490,483	—	52,490,483
Industrials	5,244,205	48,132,308	—	53,376,513
Information Technology	2,108,643	24,698,891	—	26,807,534
Materials	—	37,233,410	—	37,233,410
Telecommunication Services	—	$28,834,404	—	$28,834,404
Utilities	—	33,490,559	—	33,490,559

Total Common Stocks and Equity Interests	19,471,292	481,894,793	—	501,366,085

Preferred Stocks
Consumer Discretionary	—	2,399,862	—	2,399,862
Financials	1,906,070	—	—	1,906,070

Total Preferred Stocks	1,906,070	2,399,862	—	4,305,932

Total Investments	$21,377,362	$484,294,655	—	$505,672,017

Semi-Annual Report to Shareholders	61

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2009, security transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
Emerging Markets	—	$260,422,240	—	$227,781,638
International Equity	—	311,876,445	—	349,442,816

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities for each fund.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian, acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily in an effort to ensure the adequacy of the collateral. If the counterparty defaults, a fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which a fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

62	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, which are calculated at the class level, if available, will be paid annually for Emerging Markets and International Equity. Net capital gain distributions are calculated at the composite level. Each Fund distributes substantially all of its net capital gain, if any, annually in June. If necessary, a second distribution of such gains will be paid to avoid imposition of a federal excise tax. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with GAAP. Accordingly, periodic reclassifications are made within a Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Illiquid and Restricted Securities

Each Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed “illiquid” if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures approved by or under the general oversight of the Board of Directors. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted and/or illiquid securities are denoted on a Fund’s portfolio of investments.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders	63

2.  Federal Income Taxes:

It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Reclassifications

GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2009.

Capital Loss Carryforward

As of the taxable year ended December 31, 2008, the following capital loss carryforwards are available:

Year of Expiration	Emerging Markets Trust	International Equity Trust
12/31/2016	$(16,868,756)	$(145,707,230)

These amounts will be available to offset any future taxable capital gains.

3.  Financial Instruments:

Emerging Market Securities

Each Fund invests in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

64	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Each Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Each Fund’s investments in securities of issuers located in less developed countries considered to be “emerging markets” involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose each Fund to operational and other risks as well.

Some countries may have restrictions that could limit each Fund’s access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject each Fund to increased volatility or substantial declines in value.

Each Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. Each Fund accrues such taxes when the related income is earned or gains are realized.

Gains realized upon disposition of Indian and Thai securities held by each Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to the repatriation of sales proceeds. As of June 30, 2009, there were deferred tax liabilities accrued on unrealized gains of $859,318 for Emerging Markets. Foreign income taxes are accrued by each Fund and withheld from dividend and interest income.

Forward Currency Exchange Contracts

As part of its investment program, each Fund may utilize forward currency exchange contracts to attempt to enhance its income or yield or to attempt to hedge its investments. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Semi-Annual Report to Shareholders	65

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

4.  Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, International Equity did not hold any derivative instruments.

The following tables provide information about the effect of derivatives and hedging activities on the Emerging Market’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Foreign Exchange Contracts Risk	Other Contracts Risk	Total
Forward Foreign Currency Contracts	$(6,058)	—	$(6,058)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Foreign Exchange Contracts Risk	Other Contracts Risk	Total
Forward Foreign Currency Contracts	$9,345	—	$9,345

66	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

5. Transactions With Affiliates:

Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at a specified annual rate of each Fund’s average daily net assets.

LMFA currently intends to voluntarily waive fees or reimburse expenses to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed the expense limitations specified below. For the six months ended June 30, 2009, LMFA reimbursed Emerging Markets $349,501 and International Equity $4,264. The voluntary waivers may be terminated at any time.

LMFA is permitted to recapture amounts voluntarily waived and/or reimbursed by LMFA to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary expense limitations specified below. In no case will LMFA recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the voluntary expense limitations.

The following chart shows annual rates of management fees, and expense limits.

			For the Six Months Ended June 30, 2009
Fund	Management Fee	Expense Limitation	Expense Reimbursements
Emerging Markets
Class A	1.00%	1.50%	$5,470
Class C	1.00%	2.25%	203,954
Financial Intermediary Class	1.00%	1.50%	21,447
Institutional Class	1.00%	1.25%	100,548
Institutional Select Class	1.00%	1.25%	18,082
International Equity
Class A	0.75%	1.35%	—
Class C	0.75%	2.10%	—
Class R	0.75%	1.60%	4,145
Financial Intermediary Class	0.75%	1.35%	119
Institutional Class	0.75%	1.10%	—
Institutional Select Class	0.75%	1.10%	—

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to Emerging Markets and International Equity. Batterymarch is responsible for the actual investment activity of these Funds. LMFA pays Batterymarch a fee for its services at an annual rate equal to 75% of the fee received by LMFA from Emerging Markets and 66 2/3% of the fee received by LMFA from International Equity.

Semi-Annual Report to Shareholders	67

The Board has approved the substitution of Legg Mason Partners Funds Advisor, LLC (“LMPFA”) for LMFA. Effective upon the substitution, LMPFA will assume the rights and responsibilities of LMFA under its investment management agreement with the Funds, including all of the responsibilities to the Funds described in the Funds’ prospectus. This substitution is expected to occur in the third quarter of 2009.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor for the Funds. LMIS receives an annual distribution fee and/or annual service fee based on each Fund’s respective Class’s average daily net assets, calculated daily and payable monthly, as follows:

			Six Months Ended June 30, 2009
	Distribution FeeA	Service Fee	Distribution Fees Waived
Emerging Markets
Class A	—	0.25%	—
Class C	0.75%	0.25%	—
Financial Intermediary Class	—	0.25%	—
International Equity
Class A	—	0.25%	—
Class C	0.75%	0.25%	—
Class R	0.25%	0.25%	—
Financial Intermediary Class	—	0.25%	—

A

The Rule 12b-1 plans for Class R and the Financial Intermediary Class provide for payments of distribution and service fees to LMIS at an annual rate of up to 0.75% and 0.40% of each class’s average daily net assets, respectively, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Corporation has currently approved payments under the plans of 0.50% and 0.25% of the average daily net assets of Class R and Financial Intermediary Class, respectively.

LMFA, Batterymarch, LMPFA, and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

For Emerging Markets, there is a maximum initial sales charge of 5.75% for Class A shares. On February 1, 2009, Class C shares began to charge a contingent deferred sales charge (“CDSC”) of 1.00% for shares bought by investors on or after that date, which applies if shares are redeemed within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies to certain redemptions made within 12 months following purchases of $1,000,000 or more without an initial sales charge.

During the six months ended June 30, 2009, LMIS and its affiliates received sales charges on sales of approximately $1,000 of Emerging Market’s Class A shares. In addition, for the six months ended June 30, 2009, CDSCs paid to LMIS and its affiliates were approximately $1,000 on Emerging Market’s Class C shares.

68	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

For International Equity, there is a maximum initial sales charge of 5.75% for Class A shares. On February 1, 2009, Class C shares began to charge a CDSC of 1.00% for shares bought by investors on or after that date, which applies if shares are redeemed within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies to certain redemptions made within 12 months following purchase of $1,000,000 or more without an initial sales charge.

During the six months ended June 30, 2009, LMIS and its affiliates did not receive sales charges on sales of International Equity’s Class A shares. In addition, for the six months ended June 30, 2009, CDSCs paid to LMIS and its affiliates were approximately $1,000 on International Equity’s Class C shares.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the funds until distributed in accordance with the Plan.

6.  Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. Neither Fund utilized the line of credit during the six months ended June 30, 2009.

7.  Fund Share Transactions:

At June 30, 2009, there were 125,000,000 shares authorized at $.001 par value for each of Class C and Institutional Class of Emerging Markets, and 100,000,000 shares authorized at $.001 par value for each of Class A, Financial Intermediary and Institutional Select Classes of Emerging Markets. At June 30, 2009, there were 125,000,000 shares authorized at $.001 par value for each of Class A, Class C and Institutional Class of International Equity, 100,000,000 shares authorized at $.001 par value for each of its Financial Intermediary and Institutional Select Classes, and 500,000,000 shares authorized at $.001 par value for Class R. Share transactions were:

Emerging Markets Trust

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Class AA
Shares sold	593,662	$6,863,920	N/A	N/A
Shares issued on reinvestment	4,966	77,622	N/A	N/A
Shares repurchased	(102,204)	(1,140,929)	N/A	N/A

Net Increase	496,424	$5,800,613	N/A	N/A

Semi-Annual Report to Shareholders	69

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares		Amount
Class CB
Shares sold	1,111,670	$14,456,820	4,363,133		$100,601,916
Shares issued on reinvestment	37,805	593,924	272,897		6,983,473
Shares repurchased	(2,637,636)	(30,732,670)	(7,968,732)		(154,682,627)

Net Decrease	(1,488,161)	$(15,681,926)	(3,332,702)		$(47,097,238)

Financial Intermediary Class
Shares sold	386,971	$5,002,993	841,309		$15,858,715
Shares issued on reinvestment	9,720	155,034	4,507		117,039
Shares repurchased	(204,590)	(2,535,080)	(244,772)		(5,181,608)

Net Increase	192,101	$2,622,947	601,044		$10,794,146

Institutional Class
Shares sold	5,053,749	$65,827,540	10,144,543		$219,814,627
Shares issued on reinvestment	122,430	1,953,983	68,693		1,786,035
Shares repurchased	(2,166,394)	(26,082,920)	(3,558,038)		(53,007,650)

Net Increase	3,009,785	$41,698,603	6,655,198		$168,593,012

Institutional Select Class
Shares sold	1,100,730	$12,336,051	1,740,292	C	$21,796,495	C
Shares issued on reinvestment	33,945	541,750	—		—
Shares repurchased	(67,304)	(1,039,695)	(1,984	)C	(24,993	)C

Net Increase	1,067,371	$11,838,106	1,738,308		$21,771,502

A	For the period February 3, 2009 (commencement of operations) to June 30, 2009.

B	On February 1, 2009, Primary Class shares were renamed Class C shares.

C	For the period August 29, 2008 (commencement of operations) to December 31, 2008.

N/A — Not Applicable.

70	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

International Equity Trust

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Class AA
Shares sold	914,223	$8,421,315	N/A	N/A
Shares repurchased	(166,988)	(1,479,018)	N/A	N/A

Net Increase	747,235	$6,942,297	N/A	N/A

Class CB
Shares sold	534,162	$4,865,141	2,222,996	$35,672,037
Shares issued on reinvestment	—	—	516,917	5,430,997
Shares repurchased	(4,238,486)	(38,470,116)	(9,928,473)	(146,538,072)

Net Decrease	(3,704,324)	$(33,604,975)	(7,188,560)	$(105,435,038)

Class R
Shares sold	39,212	$367,617	131,397	$2,290,836
Shares issued on reinvestment	—	—	7,903	84,340
Shares repurchased	(39,499)	(356,206)	(77,377)	(1,189,154)

Net Increase (Decrease)	(287)	$11,411	61,923	$1,186,022

Financial Intermediary Class
Shares sold	357,824	$3,365,384	885,050	$13,039,318
Shares issued on reinvestment	—	—	104,447	1,100,692
Shares repurchased	(676,050)	(6,942,934)	(628,853)	(9,946,225)

Net Increase (Decrease)	(318,226)	$(3,577,550)	360,644	$4,193,785

Institutional Class
Shares sold	1,051,763	$10,289,097	5,760,493	$97,911,761
Shares issued on reinvestment	—	—	359,905	4,001,038
Shares repurchased	(1,578,945)	(15,163,621)	(24,177,376)	(389,766,134)

Net Decrease	(527,182)	$(4,874,524)	(18,056,978)	$(287,853,335)

Semi-Annual Report to Shareholders	71

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares		Amount
Institutional Select Class
Shares sold	2,637,493	$24,775,263	22,785,392	C	$344,536,594	C
Shares issued on reinvestment	—	—	963,612	C	9,857,746	C
Shares repurchased	(2,656,579)	(25,900,005)	(1,286,956	)C	(15,263,496	)C

Net Increase (Decrease)	(19,086)	$(1,124,742)	22,462,048		$339,130,844

A	For the period February 3, 2009 (commencement of operations) to June 30, 2009.

B	On February 1, 2009, Primary Class shares were renamed Class C shares.

C	For the period August 4, 2008 (commencement of operations) to December 31, 2008.

N/A — Not Applicable.

Fund Information

Investment Advisers

Batterymarch Financial Management, Inc.

Boston, MA

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Board of Directors

Mark R. Fetting, Chairman

David R. Odenath, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

R. Jay Gerken, Vice President

Kaprel Ozsolak, Chief Financial Officer and Treasurer

Robert I. Frenkel, Secretary and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Inc.

Quincy, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

About the Legg Mason Funds

Equity Funds

American Leading Companies Trust

Batterymarch U.S. Small-Capitalization Equity Portfolio

Classic Valuation Fund

Growth Trust

Special Investment Trust

U.S. Small-Capitalization Value Trust

Value Trust

Specialty Fund

Opportunity Trust

Global Funds

Emerging Markets Trust

International Equity Trust

Tax-Free Bond Fund

Maryland Tax-Free Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/individualinvestors.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of each Fund’s portfolio holdings, as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each Fund. For a free prospectus for these or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds For A and C Class Shareholders P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmason.com/individualinvestors	Legg Mason Funds For R, FI, I and IS Class Shareholders P.O. Box 55214 Boston, MA 02205-8504 888-425-6432 www.leggmason.com/individualinvestors

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

LMF-042/S (8/09) SR09-890

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable for semiannual reports.

(a)	(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a)	(3)	Not applicable.

(b)		Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

/s/ David R. Odenath
David R. Odenath
President, Legg Mason Global Trust, Inc.
Date: September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David R. Odenath
David R. Odenath
President, Legg Mason Global Trust, Inc.
Date: September 2, 2009

/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer Legg Mason Global Trust, Inc.
Date: September 2, 2009